UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Kelly Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
901 K Street, N.W.
Washington, D.C. 20005
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

DAILY INCOME FUND
Portfolio of Investments
March 31, 2014
(Unaudited)
	Interest	Maturity	Face
	Rate/Yield	Date	Amount	Value
COMMERCIAL PAPER (73.3% of portfolio)
American Honda Finance Corp.	0.11%	04/22/14	4,000,000	$3,999,743
American Honda Finance Corp.	0.09	05/28/14	6,000,000	5,999,145
BMW US Capital LLC (a)	0.09	04/11/14	1,000,000	999,975
BMW US Capital LLC (a)	0.11	04/23/14	2,000,000	1,999,865
BMW US Capital LLC (a)	0.10	05/12/14	5,000,000	4,999,431
BMW US Capital LLC (a)	0.11	05/12/14	2,000,000	1,999,749
Chevron Corp. (a)	0.08	05/05/14	3,500,000	3,499,735
Chevron Corp. (a)	0.08	05/06/14	2,000,000	1,999,844
Chevron Corp. (a)	0.09	06/06/14	5,000,000	4,999,175
Coca-Cola Co. (a)	0.11	04/24/14	1,000,000	999,930
Coca-Cola Co. (a)	0.11	04/25/14	1,050,000	1,049,923
Coca-Cola Co. (a)	0.10	04/25/14	2,000,000	1,999,867
Coca-Cola Co. (a)	0.14	06/04/14	2,500,000	2,499,378
Coca-Cola Co. (a)	0.15	07/15/14	2,000,000	1,999,125
Conocophillips Qatar Funding Ltd. (a)	0.11	04/29/14	1,500,000	1,499,872
Conocophillips Qatar Funding Ltd. (a)	0.10	05/23/14	1,000,000	999,856
Conocophillips Qatar Funding Ltd. (a)	0.10	05/28/14	4,000,000	3,999,367
Exxon Mobil Corp.	0.09	04/07/14	4,000,000	3,999,940
General Electric Capital Corp.	0.12	05/19/14	2,000,000	1,999,680
General Electric Capital Corp.	0.12	05/28/14	2,500,000	2,499,525
General Electric Capital Corp.	0.14	06/04/14	4,000,000	3,999,004
General Electric Capital Corp.	0.12	06/05/14	2,000,000	1,999,567
Google Inc. (a)	0.10	04/02/14	1,500,000	1,499,996
Google Inc. (a)	0.12	04/02/14	2,500,000	2,499,992
Google Inc. (a)	0.08	04/08/14	4,000,000	3,999,938
Google Inc. (a)	0.08	05/14/14	2,000,000	1,999,809
Honeywell International (a)	0.08	05/13/14	5,000,000	4,999,533
Honeywell International (a)	0.10	05/13/14	3,000,000	2,999,650
Honeywell International (a)	0.13	06/05/14	1,500,000	1,499,648
Honeywell International (a)	0.12	06/25/14	1,200,000	1,199,660
John Deere Bank S.A. (a)	0.07	04/07/14	4,000,000	3,999,953
John Deere Capital Corp. (a)	0.08	04/04/14	2,000,000	1,999,987
John Deere Financial Inc. (a)	0.08	05/01/14	1,000,000	999,933
Metlife Funding Inc.	0.10	06/17/14	3,000,000	2,999,358
Nestle Capital Corp. (a)	0.08	04/09/14	5,000,000	4,999,911
Nestle Capital Corp. (a)	0.12	06/10/14	4,000,000	3,999,067
PACCAR Financial Corp.	0.07	05/02/14	4,000,000	3,999,759
PACCAR Financial Corp.	0.10	05/16/14	5,000,000	4,999,375
Parker Hannifin Corp. (a)	0.08	04/14/14	1,150,000	1,149,967
Parker Hannifin Corp. (a)	0.07	04/30/14	5,000,000	4,999,718
Pfizer Inc. (a)	0.07	05/29/14	4,000,000	3,999,549
Proctor & Gamble Co. (a)	0.08	04/21/14	1,000,000	999,955
Proctor & Gamble Co. (a)	0.08	05/27/14	1,885,000	1,884,765
Proctor & Gamble Co. (a)	0.09	05/30/14	2,000,000	1,999,705
Proctor & Gamble Co. (a)	0.10	06/06/14	3,000,000	2,999,450
Proctor & Gamble Co. (a)	0.10	06/12/14	2,000,000	1,999,600
Proctor & Gamble Co. (a)	0.10	06/13/14	1,000,000	999,797
Total Capital Canada, Ltd. (a)	0.08	05/14/14	4,000,000	3,999,618
Toyota Motor Credit Corp.	0.14	06/03/14	4,200,000	4,198,971
Toyota Motor Credit Corp.	0.15	06/12/14	3,500,000	3,498,950
Wal-Mart Stores Inc. (a)	0.10	05/05/14	2,000,000	1,999,811
Wal-Mart Stores Inc. (a)	0.10	05/12/14	4,000,000	3,999,544
Wal-Mart Stores Inc. (a)	0.08	05/14/14	4,000,000	3,999,618
Walt Disney Co. (The) (a)	0.07	06/20/14	5,000,000	4,999,222
Wells Fargo & Co.	0.12	04/11/14	4,000,000	3,999,867
Total Commercial Paper (Cost $160,465,372)				160,465,372

DAILY INCOME FUND
Portfolio of Investments
March 31, 2014
(Unaudited)
	Interest		Maturity	Face
	Rate/Yield		Date	Amount	Value
U.S. GOVERNMENT OBLIGATIONS (16.9% of portfolio)
U.S. Treasury Note	1.25%		04/15/14	7,000,000	$7,003,099
U.S. Treasury Note	0.75		06/15/14	6,000,000	6,008,496
U.S. Treasury Note	2.63		06/30/14	4,000,000	4,025,394
U.S. Treasury Note	0.25		06/30/14	4,000,000	4,001,758
U.S. Treasury Note	0.63		07/15/14	3,000,000	3,004,943
U.S. Treasury Note	0.13		07/31/14	6,000,000	6,001,186
U.S. Treasury Note	4.25		08/15/14	4,000,000	4,062,437
U.S. Treasury Note	0.50		08/15/14	3,000,000	3,004,648
Total U.S. Government Obligations (Cost $37,111,961)					37,111,961

				Shares
MONEY MARKET ACCOUNT (9.8% of portfolio)
State Street Institutional Liquid Reserves Fund	0.08	(b)		21,459,671	21,459,671
Total Money Market Account (Cost $21,459,671)					21,459,671

TOTAL INVESTMENTS IN SECURITIES (Cost $219,037,004) - 100%					$219,037,004
____________________________________

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $112,272,488 and represents 51.3% of total investments.

(b)	7-day yield at March 31, 2014.

At March 31, 2014, the cost of investment securities for tax purposes was $219,037,004.  There were no unrealized gains or losses.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Category	Level 1	Level 2	Level 3	Total
Commercial Paper	$-	$160,465,372	$-	$160,465,372
U.S. Government Obligations	$-	$37,111,961	$-	$37,111,961
Cash Equivalents	$21,459,671	$-	$-	$21,459,671
	$21,459,671	$197,577,333	$-	$219,037,004

There were no transfers between levels during the period ended March 31, 2014.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
March 31, 2014
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value

CORPORATE BONDS (16.0% of portfolio)
Ally Bank	0.95%		09/25/15	$250,000	$250,744
Altitude Investments 17 LLC	2.68		11/08/25	981,694	976,128
American Express Centurion Bank	1.40		10/06/14	250,000	251,294
Bank of China NY	0.95		12/31/14	250,000	250,736
Bank of India NY	0.60		12/31/14	250,000	250,089
Barclays Bank Delaware	0.00	(c)	05/27/15	175,000	169,750
Compass Bank	0.95		06/23/14	250,000	250,282
Discover Bank	1.35		06/16/14	250,000	250,516
Ethiopian Leasing (2012) LLC	2.68		07/30/25	194,821	194,118
Goldman Sachs Bank USA	1.50		11/24/14	250,000	251,568
Lulwa Ltd.	1.83		03/26/25	924,906	882,497
Mexican Aircraft Finance IV	2.54		07/13/25	482,123	476,636
Micron Semiconductor Asia PTE LTD	1.26		01/15/19	1,000,000	993,939
Petroleos Mexicanos	2.00		12/20/22	900,000	890,090
Safina LTD	2.00		12/30/23	1,725,028	1,682,912
SallieMae Bank	1.00		07/25/14	250,000	250,425
Sayarra LTD	2.77		10/29/21	36,712	37,692
State Bank of India NY	0.60		12/23/14	250,000	250,101
SunTrust Bank	0.73	(a)	08/29/14	250,000	246,654
Tagua Leasing LLC	1.90		07/12/24	887,080	858,301
Tagua Leasing LLC	1.73		09/18/24	886,772	847,157
Union 11 Leasing LLC	2.41		01/23/24	852,374	847,507
Union 16 Leasing LLC	1.86		01/22/25	924,435	887,380
VRG Linhas Aéreas SA	0.85		09/27/14	251,876	252,075
VRG Linhas Aéreas SA	0.62		02/14/16	1,000,000	1,000,030
Wells Fargo Bank	0.74	(a)	04/29/16	100,000	99,000
Total Corporate Bonds (Cost $13,820,582)					13,597,621

MORTGAGE BACKED SECURITIES (3.4% of portfolio)
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74		12/03/20	424,456	431,621
GNMA #2602	6.00		06/20/28	33,072	37,061
GNMA #8004	1.63	(a)	07/20/22	16,939	17,598
GNMA #8006	1.63	(a)	07/20/22	16,718	17,369
GNMA #8038	1.63	(a)	08/20/22	10,241	10,639
GNMA #8040	2.00	(a)	08/20/22	26,106	27,326
GNMA #8054	1.63	(a)	10/20/22	6,643	6,841
GNMA #8076	1.63	(a)	11/20/22	10,371	10,809
GNMA #8102	4.00	(a)	02/20/16	863	907
GNMA #8103	4.00	(a)	02/20/16	4,691	4,932
GNMA #8157	1.63	(a)	03/20/23	16,117	16,751
GNMA #8191	1.63	(a)	05/20/23	30,995	32,235
GNMA #8215	2.00	(a)	04/20/17	1,616	1,686
GNMA #8259	1.63	(a)	08/20/23	8,643	8,980
GNMA #8297	4.00	(a)	12/20/17	5,455	5,761
GNMA #8332	3.50	(a)	03/20/18	3,117	3,276
GNMA #8344	3.50	(a)	04/20/18	11,357	11,972
GNMA #8384	1.63	(a)	03/20/24	4,659	4,843
GNMA #8393	4.00	(a)	08/20/18	4,473	4,705
GNMA #8400	2.00	(a)	08/20/18	6,444	6,742
GNMA #8405	4.00	(a)	09/20/18	5,777	6,081
GNMA #8423	1.63	(a)	05/20/24	5,711	5,940
GNMA #8429	4.00	(a)	11/20/18	6,982	7,376
GNMA #8459	1.63	(a)	07/20/24	8,838	9,183
GNMA #8499	3.00	(a)	05/20/19	5,741	5,967
GNMA #8518	1.63	(a)	10/20/24	8,519	8,879
GNMA #8532	2.50	(a)	10/20/24	11,606	12,162
GNMA #8591	1.63	(a)	02/20/25	23,380	24,303
GNMA #8638	1.63	(a)	06/20/25	10,816	11,250
GNMA #8648	1.63	(a)	07/20/25	18,741	19,472
GNMA #8663	2.00	(a)	07/20/25	13,695	14,337
GNMA #8680	3.50	(a)	08/20/20	8,491	8,946
GNMA #8687	2.50	(a)	08/20/25	3,604	3,696
GNMA #8702	3.00	(a)	10/20/20	4,589	4,798

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Interest			Maturity	Face
	Rate			Date	Amount	Value

MORTGAGE BACKED SECURITIES - continued
GNMA #8747	1.63%		(a)	11/20/25	$8,378	$8,733
GNMA #8807	1.63	(a)		07/20/21	9,606	9,979
GNMA #8836	1.63	(a)		09/20/21	9,886	10,270
GNMA #8847	1.63	(a)		04/20/26	11,432	11,891
GNMA #8869	1.63	(a)		11/20/21	30,147	31,419
GNMA #8873	2.50	(a)		11/20/21	14,980	15,420
GNMA #8877	1.63	(a)		05/20/26	2,708	2,817
GNMA #8883	1.63	(a)		12/20/21	10,648	11,097
GNMA #8915	1.63	(a)		02/20/22	10,025	10,420
GNMA #8934	1.63	(a)		03/20/22	18,302	19,022
GNMA #8978	1.63	(a)		05/20/22	43,601	45,344
GNMA #80053	1.63	(a)		03/20/27	2,384	2,478
GNMA #80058	1.63	(a)		04/20/27	2,273	2,365
GNMA #80185	1.63	(a)		04/20/28	21,774	22,649
GNMA #80264	1.63	(a)		03/20/29	19,477	20,247
GNMA #80283	1.63	(a)		05/20/29	15,068	15,674
GNMA #80300	1.63	(a)		07/20/29	13,908	14,452
GNMA #80309	1.63	(a)		08/20/29	6,453	6,705
GNMA #80363	1.63	(a)		01/20/30	46,689	48,535
GNMA #80426	1.63	(a)		07/20/30	1,976	2,054
GNMA #80452	1.63	(a)		09/20/30	14,934	15,518
GNMA #80475	1.63	(a)		12/20/30	16,523	17,224
GNMA #80577	1.63	(a)		02/20/32	3,129	3,253
GNMA #80684	1.63	(a)		04/20/33	9,956	10,356
GNMA #81129	2.13	(a)		10/20/34	210,515	219,978
GNMA #583189	4.50			02/20/17	18,290	19,325
GNMA #607494	5.00			04/15/19	14,796	15,805
GNMA #616274	5.00			02/15/19	13,958	14,858
GNMA 1996-4	7.00			04/16/26	2,657	2,952
GNMA 2001-53	5.50			10/20/31	7,214	7,392
GNMA 2001-53	0.51	(a)		10/20/31	1,331	1,332
GNMA 2002-15	5.50			11/20/31	13,527	13,841
GNMA 2002-20	4.50			03/20/32	16,560	17,922
GNMA 2003-11	4.00			10/17/29	24,930	26,404
GNMA 2003-12	4.50			02/20/32	7,472	7,678
GNMA 2003-26	0.61	(a)		04/16/33	7,347	7,391
GNMA 2003-97	4.50			03/20/33	27,065	28,582
GNMA 2004-102	5.50			04/20/34	49,985	53,918
GNMA 2004-17	4.50			12/20/33	67,372	72,222
GNMA 2010-113	2.50			02/16/40	417,577	423,503
GNMA #MA0668	2.00			12/20/27	230,179	224,134
NCUA Guaranteed Notes 2010-C1	1.60			10/29/20	527,036	530,211
Total Mortgage Backed Securities (Cost $2,774,186)						2,849,814

ASSET BACKED SECURITIES (0.4% of portfolio)
Small Business Administration 98-20D	6.15			04/01/18	9,847	10,390
Small Business Administration 98-20E	6.30			05/01/18	12,501	13,292
Small Business Administration 98-20H	6.15			08/01/18	4,238	4,487
Small Business Administration 99-20D	6.15			04/01/19	17,132	18,389
Small Business Administration 04-20B	4.72			02/01/24	41,966	44,836
Small Business Administration 04-20C	4.34			03/01/24	64,573	67,881
Small Business Administration 05-10E	4.54			09/01/15	6,503	6,627
Small Business Administration Pool # 100075	3.50			05/25/19	19,312	19,705
Small Business Administration Pool # 502261	1.38	(a)		10/25/17	8,207	8,192
Small Business Administration Pool # 502684	1.25	(a)		07/25/19	2,194	2,220
Small Business Administration Pool # 503278	0.88	(a)		02/25/21	18,749	18,797
Small Business Administration Pool # 503463	1.13	(a)		09/25/21	4,156	4,146
Small Business Administration Pool # 504305	0.88	(a)		10/25/23	4,331	4,303
Small Business Investment Companies 02-20K	5.08			11/01/22	17,005	18,409

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)
	Interest		Maturity	Face
	Rate/Yield		Date	Amount	Value
ASSETS BACKED SECURITIES - continued
Small Business Investment Companies 05-10B	4.94%		09/10/15	$55,671	$57,472
Small Business Investment Companies 05-P10A	4.64		02/10/15	17,181	17,600
Small Business Investment Companies 07-10A	5.38		03/10/17	14,248	15,320
Total Asset Backed Securities (Cost $311,054)					332,066

MUNICIPAL BONDS (5.7% of portfolio)
Carmel, Indiana Redevelopment District	7.80		01/15/29	500,000	577,600
Cook County, Illinois Community Consolidated School District	0.00	(c)	12/01/15	1,050,000	1,041,495
DuPage & Cook County Illinois Community School District	5.25		01/01/26	110,000	119,264
Hamilton Township, New Jersey Board of Education	5.53		08/15/24	700,000	712,537
Illinois Housing Development Authority, Illinois	4.13		10/20/16	595,000	620,234
Jefferson County Colorado	0.00	(c)	03/01/16	200,000	197,912
Miami-Dade County, Florida Educational Facilities Authority	4.70		04/01/14	560,000	560,000
Rio Rancho, New Mexico New Event Center	5.00		06/01/20	1,000,000	1,049,630
Total Municipal Bonds (Cost $4,884,358)					4,878,672

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (62.3% of portfolio)
Government Trust Certificate (Israel Trust)	0.00	(c)	04/01/15	2,750,000	2,720,578
National Archives Facility Trust	8.50		09/01/19	31,125	37,329
Overseas Private Investment Corp.	3.46	(d)	07/12/14	1,000,000	1,152,880
Overseas Private Investment Corp.	1.84	(d)	07/12/14	1,500,000	1,607,646
Overseas Private Investment Corp.	0.61	(e)	12/22/15	1,500,000	1,512,000
Overseas Private Investment Corp.	3.50	(e)	05/02/16	1,000,000	1,179,584
Overseas Private Investment Corp.	3.56	(d)	04/23/17	3,000,000	3,631,866
Overseas Private Investment Corp.	1.50	(e)	11/17/17	1,000,000	995,696
Overseas Private Investment Corp.	1.32	(d)	02/19/18	3,050,000	3,023,691
Overseas Private Investment Corp.	1.55	(e)	03/15/18	3,600,000	3,771,468
Overseas Private Investment Corp.	0.68	(e)	04/30/18	2,000,000	2,018,540
Overseas Private Investment Corp.	1.84	(e)	06/10/18	1,000,000	1,079,524
Overseas Private Investment Corp.	5.66	(e)	06/10/18	900,000	1,314,713
Overseas Private Investment Corp.	1.14	(e)	06/10/18	4,000,000	4,097,356
Overseas Private Investment Corp.	0.78	(e)	07/07/19	1,000,000	1,011,827
Overseas Private Investment Corp.	2.53	(e)	07/07/19	1,000,000	1,121,620
Overseas Private Investment Corp.	0.83	(e)	11/08/19	2,000,000	1,986,894
Overseas Private Investment Corp.	1.34	(e)	11/20/19	2,000,000	2,072,824
Overseas Private Investment Corp.	1.50	(e)	11/15/20	1,000,000	975,940
Overseas Private Investment Corp.	3.37		05/15/21	848,453	884,096
Overseas Private Investment Corp.	2.07		05/15/21	889,800	884,988
Overseas Private Investment Corp.	2.51		05/15/15	2,300,000	2,286,637
Philippine Power Trust I (b)	5.40		09/26/18	267,857	289,717
Private Export Funding Corp.	2.53		07/15/16	500,000	517,236
The Financing Corp.	0.00	(c)	10/06/17	500,000	473,990
The Financing Corp.	0.00	(c)	02/08/18	500,000	469,555
U.S. Department of Housing and Urban Development	7.91		08/01/17	37,000	37,187
U.S. Department of Housing and Urban Development	5.77		08/01/17	800,000	802,261
U.S. Department of Housing and Urban Development	2.91		08/01/17	1,000,000	1,055,756
U.S. Department of Housing and Urban Development	7.93		08/01/18	80,000	79,653
U.S. Department of Housing and Urban Development	5.45		08/01/19	800,000	877,816
U.S. Department of Housing and Urban Development	6.07		08/01/21	445,000	446,179
U.S. Department of Housing and Urban Development	6.12		08/01/22	884,000	888,103
U.S. Department of Housing and Urban Development	5.77		08/01/26	500,000	535,471
United States Treasury Note	2.38		02/28/15	1,500,000	1,530,468
United States Treasury Note	1.50		06/30/16	1,000,000	1,020,938
United States Treasury Note	0.75		03/15/17	1,000,000	996,250
United States Treasury Note	1.00		08/31/16	1,000,000	1,008,828
United States Treasury Note	1.88		08/31/17	1,500,000	1,537,968
United States Treasury Note	1.38		09/30/18	1,000,000	991,016
Total U.S. Government and Agency Obligations (Cost $52,648,315)					52,926,089

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Interest		Maturity	Face
	Rate/Yield		Date	Amount	Value

COMMERCIAL PAPER (12.2% of portfolio)
Commonwealth Edison Co. (b)	0.25%		04/07/14	$1,000,000	$999,958
Delmarva Power & Light Co.	0.20		04/04/14	2,830,000	2,829,953
South Jersey Gas Co. (b)	0.20		04/01/14	4,245,000	4,245,000
Union Electric Co.	0.26		04/21/14	1,000,000	999,856
Union Electric Co.	0.27		04/22/14	1,250,000	1,249,803
Total Commercial Paper (Cost $10,324,570)					10,324,570

MONEY MARKET ACCOUNT (Less than 0.1% of portfolio)
State Street Institutional Liquid Reserves Fund	0.08	(f)		361	361
Total Money Market Account (Cost $361)					361

TOTAL INVESTMENTS IN SECURITIES (Cost $84,763,426) - 100%					$84,909,193
____________________________________

(a)	Variable coupon rate as of March 31, 2014.
(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $5,966,296 and represents 7.0% of total investments.

(c)	Zero coupon rate.
(d)	Interest is paid at maturity.
(e)	Interest is paid at put date.
(f)	7-day yield at March 31, 2014.

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual financial statements.

At March 31, 2014, the cost of investment securities for tax purposes was $84,763,426.  Net unrealized appreciation of investment securities was $145,767 consisting of unrealized gains of $631,036 and unrealized losses of $485,269.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Category	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$-	$52,926,089	$-	$52,926,089
Commercial Paper	$-	$10,324,570	$-	$10,324,570
Corporate Bonds	$-	$13,597,621	$-	$13,597,621
Municipal Bonds	$-	$4,878,672	$-	$4,878,672
Mortgage Backed Securities	$-	$2,849,814	$-	$2,849,814
Asset Backed Securities	$-	$332,066	$-	$332,066
Cash Equivalents	$361	$-	$-	$361
	$361	$84,908,832	$-	$84,909,193

There were no transfers between levels during the period ended March 31, 2014.

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2014
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (19.6% of portfolio)
BASIC INDUSTRIES - 1.8%
Caterpillar Inc.	1.50%		06/26/17	$500,000	$500,328
Danaher Corp.	1.30		06/23/14	525,000	526,212
Dun & Bradstreet Corp.	2.88		11/15/15	990,000	1,014,374
Eaton Corp.	0.56	(a)	06/16/14	1,025,000	1,025,607
General Dynamics Corp.	1.38		01/15/15	775,000	780,415
General Electric Co.	0.85		10/09/15	550,000	552,488
General Electric Co.	5.25		12/06/17	3,900,000	4,419,613
Rockwell Collins Inc.	0.58	(a)	12/15/16	1,175,000	1,175,646
Total Basic Industries					9,994,683

CONSUMER STAPLES - 0.5%
Beverages
Pepsico Inc.	0.70		02/26/16	525,000	524,209
Pepsico Inc.	0.44	(a)	02/26/16	525,000	525,616
Personal Products
Colgate-Palmolive Co.	0.90		05/01/18	550,000	530,167
Colgate-Palmolive Co.	1.75		03/15/19	1,025,000	1,013,854
Total Consumer Staples					2,593,846

CONSUMER DISCRETIONARY - 0.2%
Food and Staples Retailing
Wal-Mart Stores Inc.	1.95		12/15/18	1,175,000	1,176,466
Total Consumer Discretionary					1,176,466

ENERGY -1.4%
Oil, Gas, & Consumable Fuels
Chevron Corp.	0.89		06/24/16	2,075,000	2,085,931
Chevron Corp.	1.10		12/05/17	475,000	470,845
Chevron Corp.	1.72		06/24/18	975,000	971,693
Exxon Mobil Corp.	1.82		03/15/19	1,050,000	1,042,481
Questar Corp.	2.75		02/01/16	2,825,000	2,915,335
Total Energy					7,486,285

FINANCE - 5.4%
Commercial Banks
Bank of America NA	0.51	(a)	06/15/16	2,025,000	2,007,429
Bank of America NA	0.53	(a)	06/15/17	1,550,000	1,524,791
JP Morgan Chase Bank NA	0.56	(a)	06/13/16	12,625,000	12,560,310
Key Bank NA	7.41		10/15/27	1,050,000	1,121,129
Landesbank Baden-Wuerttemberg NY	5.05		12/30/15	100,000	106,060
Union Bank NA	5.95		05/11/16	525,000	578,077
WestLB AG, NY	4.80		07/15/15	275,000	288,528
Consumer Finance
General Electric Capital Corp.	0.38	(a)	09/15/14	2,350,000	2,351,445
General Electric Capital Corp.	1.04	(a)	12/20/17	1,100,000	1,098,823
Insurance
Genworth Global Funding	0.43	(a)	04/15/14	4,675,000	4,674,635
Capital Markets
Morgan Stanley	4.10		01/26/15	700,000	720,083
Vesey Street Investment Trust I	4.40		09/01/16	2,275,000	2,439,812
Total Finance					29,471,122

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Interest			Maturity	Face
	Rate			Date	Amount	Value
CORPORATE BONDS - continued
HEALTH CARE - 1.3%
Biotechnology
Health Care Equipment & Supplies
Baxter International Inc.	0.41%		(a)	12/11/14	$825,000	$825,909
Baxter International Inc.	0.95			06/01/16	825,000	827,290
Baxter International Inc.	1.85			01/15/17	2,250,000	2,288,731
Johnson & Johnson	1.20			05/15/14	1,375,000	1,376,312
Health Care Providers & Services
UnitedHealth Group Inc.	0.85			10/15/15	550,000	552,347
Pharmaceuticals
Eli Lilly and Co.	6.57			01/01/16	1,025,000	1,129,503
Total Health Care						7,000,092

INFORMATION TECHNOLOGY - 3.0%
Communications Equipment
Cisco Systems Inc.	0.52	(a)		03/03/17	1,650,000	1,653,336
Cisco Systems Inc.	1.10			03/03/17	600,000	601,222
Computers & Peripherals
Intel Corp.	1.35			12/15/17	950,000	943,565
Apple Inc.	1.00			05/03/18	8,150,000	7,900,203
IT Services
Hewlett Packard Co.	1.78	(a)		09/19/14	3,700,000	3,724,165
Software
Microsoft Corp.	0.88			11/15/17	250,000	246,441
Microsoft Corp.	1.00			05/01/18	900,000	878,710
Microsoft Corp.	1.63			12/06/18	675,000	669,975
Total Information Technology						16,617,617

TRANSPORTATION - 1.0%
Road & Rail
Burlington Northern & Santa Fe Railway Co.	4.58			01/15/21	651,306	701,783
Burlington Northern & Santa Fe Railway Co.	4.83			01/15/23	107,010	114,781
Consolidated Rail Corp.	6.76			05/25/15	17,845	18,017
CSX Transportation Inc.	8.38			10/15/14	199,286	207,258
CSX Transportation Inc.	9.00			05/15/15	575,000	622,157
GATX Corp.	8.75			05/15/14	125,000	126,189
Skyway Concession Co. LLC (b)	0.51	(a)		06/30/17	3,825,000	3,509,438
Union Pacific Railroad Co.	6.85			01/02/19	34,645	38,829
Total Transportation						5,338,452

UTILITIES - 5.0%
Electric & Gas
Ameren Illinois Co.	6.20			06/15/16	5,000,000	5,508,845
Connecticut Light Power	5.75			09/01/17	325,000	366,375
Duke Energy Indiana Inc.	0.59	(a)		07/11/16	1,450,000	1,449,358
Entergy Louisiana LLC	1.88			12/15/14	1,800,000	1,817,559
Georgia Power Co.	0.55	(a)		03/15/16	850,000	849,256
Georgia Power Co.	0.64	(a)		08/15/16	4,100,000	4,103,018
Idaho Power Corp.	6.03			07/15/18	925,000	1,054,142
Michigan Consolidated Gas Co.	8.25			05/01/14	1,370,000	1,378,183
NSTAR Electric Co.	4.88			04/15/14	600,000	600,884
Telephone
Ameritech Capital Funding Corp.	6.45			01/15/18	1,200,000	1,356,986
AT&T Inc.	0.88			02/13/15	1,350,000	1,355,285
AT&T Inc.	0.80			12/01/15	675,000	675,443
AT&T Inc.	0.90			02/12/16	6,425,000	6,423,799
Southwestern Bell Telephone Co.	7.00			07/01/15	525,000	563,303
Total Utilities						27,502,436
Total Corporate Bonds (Cost $100,076,946)						107,180,999

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
YANKEE BONDS (9.8% of portfolio)
Abbey National Treasury Services plc	2.88%		04/25/14	$750,000	$751,169
African Development Bank	6.88		10/15/15	4,825,000	5,209,552
BAA Funding Ltd. (b)	2.50		06/25/17	275,000	278,316
Canadian National Railway Co.	7.20		01/02/16	1,390,229	1,526,047
CNOOC Finance (2013) Ltd.	1.13		05/09/16	575,000	574,819
Commonwealth Bank of Australia (b)	1.48	(a)	03/31/17	800,000	802,340
Compagnie de Financement Foncier	0.19	(a)	03/22/17	2,100,000	2,037,924
Daimler Finance NA LLC (b)	0.84	(a)	01/09/15	400,000	401,471
Daimler Finance NA LLC (b)	1.25		01/11/16	1,175,000	1,181,588
DEPFA ACS Bank (b)	4.88		10/28/15	500,000	520,514
Dexia Crédit Local (b)	2.75		04/29/14	5,175,000	5,181,055
Dexia Crédit Local (b)	0.72	(a)	04/29/14	375,000	375,120
Dexia Municipal Agency	0.15	(a)	06/20/14	900,000	898,503
Dexia Municipal Agency	5.25		02/16/17	1,100,000	1,208,291
Diageo Capital plc	0.63		04/29/16	1,375,000	1,368,656
Eni Coordination Center SA	4.80		08/10/15	1,775,000	1,857,715
France Telecom	2.13		09/16/15	825,000	838,590
GlaxoSmithKline Capital Corp.	0.70		03/18/16	925,000	925,179
Hydro-Quebec	6.27		01/03/26	80,000	96,266
Hypothekenbank Frankfurt International SA	0.18	(a)	07/12/16	930,000	877,587
Iberdrola Finance Ireland Ltd. (b)	3.80		09/11/14	775,000	785,137
ING Bank NV (b)	2.00		09/25/15	2,625,000	2,667,289
International Bank for Reconstruction and Development	0.00	(d)	02/15/15	820,000	816,703
Mitsubishi Corp.	2.75		09/16/15	300,000	308,400
Norsk Hydro ASA	9.13		07/15/14	2,125,000	2,177,641
RIO Tinto Finance USA plc	0.78	(a)	06/19/15	1,975,000	1,981,350
Santander US Debt SA Unipersonal (b)	3.72		01/20/15	900,000	917,163
Scottish Power Ltd.	5.38		03/15/15	4,675,000	4,872,477
Société Générale SCF	1.70	(a)	06/19/14	1,400,000	1,403,661
Statoil ASA	1.95		11/08/18	325,000	325,261
Total Capital	3.00		06/24/15	900,000	927,888
Total Capital Canada Ltd.	0.62	(a)	01/15/16	1,175,000	1,181,506
Total Capital International SA	1.00		08/12/16	2,000,000	2,010,256
TransCanada PipeLines Ltd.	0.88		03/02/15	1,000,000	1,003,964
TransCanada PipeLines Ltd.	0.75		01/15/16	3,575,000	3,577,520
Vodafone Group plc	0.62	(a)	02/19/16	850,000	850,463
Volkswagen International Finance NV (b)	1.15		11/20/15	650,000	654,001
Total Yankee Bonds (Cost $52,917,920)					53,371,382

ASSET BACKED SECURITIES (18.6% of portfolio)
Access Group Inc. 01	0.59	(a)	05/25/29	1,455,938	1,390,556
Access Group Inc. 04-A	0.50	(a)	04/25/29	854,955	843,048
Access Group Inc. 05-B	0.47	(a)	07/25/22	452,373	448,759
Ally Master Owner Trust 12-1	0.96	(a)	02/15/17	2,175,000	2,183,954
Ally Master Owner Trust 13-1	0.61	(a)	02/15/18	925,000	926,757
Ally Master Owner Trust 13-1	1.00		02/15/18	925,000	928,129
Ally Master Owner Trust 14-1	0.63		01/15/19	1,450,000	1,452,043
Ally Master Owner Trust 14-1	1.29		01/15/19	1,725,000	1,723,204
Ally Master Owner Trust 14-2	0.53	(a)	01/16/18	2,325,000	2,325,000
Ally Master Owner Trust 14-3	1.33		03/15/19	1,500,000	1,495,563
American Credit Acceptance Receivable 13-1 (b)	1.45		04/16/18	604,211	606,686
Axis Equipment Finance Receivables LLC 13-1 (b)	1.75		03/20/17	1,209,872	1,210,150
Bush Truck Leasing LLC II-A (b)	5.00		09/25/18	138,013	137,384
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75		07/10/22	1,750,000	1,719,214

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
CIT Marine Trust 99-A	6.25%		11/15/19	$54,397	$55,009
Community Reinvestment Revenue Notes 19 (b)	4.68		08/01/35	331,735	326,112
CPS Auto Trust 11-A (b)	2.82		04/16/18	280,650	284,001
CPS Auto Trust 11-B (b)	3.68		09/17/18	171,673	175,735
CPS Auto Trust 11-C (b)	4.21		03/15/19	294,766	303,514
CPS Auto Trust 12-A (b)	2.78		06/17/19	252,072	256,219
CPS Auto Trust 13-A (b)	1.31		06/15/20	990,518	988,642
CPS Auto Trust 13-B (b)	1.82		09/15/20	1,588,044	1,591,333
CPS Auto Trust 13-C (b)	1.64		04/16/18	2,846,233	2,859,092
CPS Auto Trust 13-D (b)	1.54		07/16/18	591,197	593,590
Credit Acceptance Auto Loan Trust 12-2 (b)	2.21		09/15/20	550,000	557,319
Edlinc Student Loan Funding Trust 12-A (b)	3.23	(a)	10/01/25	5,276,446	5,253,546
Education Loan Asset Backed Trust 13-1 (b)	1.15		11/25/33	7,147,414	7,103,642
First Financial Credit Card Master Note Trust II 10-D (b)	3.72		06/17/19	1,725,000	1,727,693
First Investors Auto Owner Trust 12-1A (b)	1.96		11/15/17	87,418	87,677
Flagship Credit Auto Trust 13-2 (b)	1.94		01/15/19	1,705,380	1,716,308
Ford Credit Floorplan Master Owner Trust 13-5	1.50		09/15/18	3,325,000	3,356,667
Ford Credit Floorplan Master Owner Trust 13-5	0.63	(a)	09/15/18	3,325,000	3,332,621
Ford Credit Floorplan Master Owner Trust 14-1	1.19		02/15/19	1,750,000	1,743,074
Ford Credit Floorplan Master Owner Trust 14-1	0.56	(a)	02/15/19	1,750,000	1,750,243
FRS I LLC 13-1 (b)	1.80		04/15/43	320,605	318,580
HLSS Servicer Advance Receivable 13-T5 (b)	1.98		08/15/46	1,375,000	1,379,538
HLSS Servicer Advance Receivable 13-T7 (b)	1.98		11/15/46	1,300,000	1,301,690
KeyCorp Student Loan Trust 00-A	0.55	(a)	05/25/29	1,242,468	1,162,923
KeyCorp Student Loan Trust 00-B	0.55	(a)	07/25/29	1,241,213	1,042,006
KeyCorp Student Loan Trust 01-A	0.50	(a)	06/27/31	634,910	583,611
KeyCorp Student Loan Trust 04-A	0.54	(a)	10/28/41	1,615,907	1,599,055
KeyCorp Student Loan Trust 04-A	0.67	(a)	01/27/43	743,416	650,099
KeyCorp Student Loan Trust 05-A	0.46	(a)	09/28/26	173,847	173,847
KeyCorp Student Loan Trust 05-A	0.63	(a)	09/27/40	629,133	541,778
KeyCorp Student Loan Trust 06-A	0.42	(a)	06/27/29	2,503,119	2,470,979
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	159,687	170,050
National Collegiate Student Loan Trust 04-1	0.49	(a)	06/25/27	2,163,915	2,108,302
National Collegiate Student Loan Trust 05-3	0.39	(a)	07/25/28	323,159	318,523
National Collegiate Student Loan Trust 06-1	0.34	(a)	05/25/26	367,264	362,248
Nationstar Mortgage Advance Receivables Trust 13-T2 (b)	1.68		06/20/46	1,750,000	1,741,792
New Residential Advance Receivables Trust 14-T2 (b)	2.38		03/15/47	1,500,000	1,494,030
Santander Drive Auto Receivables Trust 11-2	2.66		01/15/16	751,601	754,048
SLC Student Loan Trust 06-A	0.54	(a)	07/15/36	3,275,000	3,011,697
SLC Student Loan Trust 06-A	0.69	(a)	07/15/36	6,250,000	5,312,100
SLM Student Loan Trust 03-B	0.63	(a)	03/15/22	5,961,520	5,833,186
SLM Student Loan Trust 04-A	0.43	(a)	03/16/20	595,180	592,374
SLM Student Loan Trust 04-B	0.43	(a)	06/15/21	828,880	821,032
SLM Student Loan Trust 04-B	0.56	(a)	03/15/24	5,275,000	4,912,724
SLM Student Loan Trust 05-A	0.37	(a)	12/15/20	55,073	54,933
SLM Student Loan Trust 05-A	0.43	(a)	06/15/23	3,550,000	3,412,086
SLM Student Loan Trust 06-A	0.37	(a)	06/15/22	629,979	628,581
SLM Student Loan Trust 06-A	0.42	(a)	12/15/23	2,050,000	2,011,755
SLM Student Loan Trust 06-C	0.36	(a)	06/15/21	164,841	164,703
SLM Student Loan Trust 07-A	0.35	(a)	09/15/25	2,216,613	2,180,811
Small Business Administration 02-20K	5.08		11/01/22	59,519	64,431
Small Business Administration 05-10E	4.54		09/01/15	16,259	16,567
SNAAC Auto Receivables Trust 13-1 (b)	1.14		07/16/18	634,403	635,642
World Financial Network Credit Card Trust 13-B	0.91		03/16/20	2,075,000	2,068,462
Total Asset Backed Securities (Cost $98,019,461)					101,346,667

MORTGAGE BACKED SECURITIES (4.4% of portfolio)
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	155,022	137,606
ACE Securities Corp. 06-ASL1	0.44	(a)	02/25/36	463,909	170,878
ACE Securities Corp. 06-GP1	0.41	(a)	02/25/31	80,959	75,526
ACE Securities Corp. 06-SL1	0.48	(a)	09/25/35	158,494	117,272
Adjustable Rate Mortgage Trust 05-10	2.70	(a)	01/25/36	116,750	99,078
American Business Financial Services 02-1	7.01		12/15/32	76,577	69,146

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value

MORTGAGE BACKED SECURITIES - continued
American Home Mortgage Investment Trust 05-01	2.33%	(a)	06/25/45	$195,418	$192,996
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	27,979	28,483
Amresco Residential Securities 98-1	7.57		10/25/27	64,740	66,530
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	171,686	132,610
Banc of America Funding Corp. 04-A	5.84	(a)	09/20/34	22,813	22,858
Banc of America Funding Corp. 05-G	8.91	(a)	10/20/35	447,184	440,010
Banc of America Funding Corp. 07-5	6.50		07/25/37	68,055	70,983
Banc of America Mortgage Securities Inc. 02-J	3.57	(a)	09/25/32	3,348	3,238
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	19,006	19,583
Banc of America Mortgage Securities Inc. 05-C	2.82	(a)	04/25/35	50,295	46,340
Bayview Financial Acquisition Trust 06-D	5.93		12/28/36	4,450,000	4,309,927
Bayview Financial Asset Trust 07-SR1A (b)	0.60	(a)	03/25/37	230,798	149,398
Bear Stearns Adjustable Rate Mortgage Trust 04-10	2.69	(a)	01/25/35	331,376	332,691
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.37	(a)	02/25/36	59,434	55,957
Bear Stearns ALT-A Trust 04-11	2.80	(a)	11/25/34	20,990	17,615
Bear Stearns ALT-A Trust 05-4	2.67	(a)	05/25/35	127,882	122,014
Bear Stearns ALT-A Trust 05-9	4.93	(a)	11/25/35	65,600	52,766
Bear Stearns ALT-A Trust 06-6	2.67	(a)	11/25/36	202,147	149,526
Bear Stearns Asset Backed Securities Trust 03-3	0.75	(a)	06/25/43	64,327	63,336
Bear Stearns Asset Backed Securities Trust 04-HE5	2.03	(a)	07/25/34	254,332	233,777
Bear Stearns Structured Products Inc., 00-1 (b)	7.72	(a)	08/28/33	4,480	4,039
CDC Mortgage Capital Trust 02-HE1	0.78	(a)	01/25/33	396,252	382,817
Chase Mortgage Finance Corp. 05-A1	4.95	(a)	12/25/35	22,186	21,623
Chaseflex Trust 05-2	6.00		06/25/35	128,142	116,745
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	34,286	34,549
CITICORP Mortgage Securities, Inc. 07-1	5.89	(c)	03/25/37	280,434	275,803
Citigroup Mortgage Loan Trust, Inc. 05-7	2.32	(a)	09/25/35	310,218	236,875
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	80,061	79,881
CMO Trust 17	7.25		04/20/18	161	165
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	172,246	178,744
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	29,933	29,364
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	67,410	69,641
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	160,675	151,776
Countrywide Alternative Loan Trust 05-43	5.26	(a)	10/25/35	49,002	40,341
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	142,907	143,721
Countrywide Asset Backed Certificate 02-S4	5.19	(a)	10/25/17	207,333	207,378
Countrywide Asset Backed Certificate 04-S1	5.12		02/25/35	59,065	60,300
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	142,808	134,808
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	136,940	131,206
Countrywide Home Loans 03-49	2.58	(a)	12/19/33	39,186	40,112
Countrywide Home Loans 03-J13	5.25		01/25/24	88,342	86,448
Countrywide Home Loans 05-HYB8	4.40	(a)	12/20/35	146,302	124,563
Countrywide Home Loans 06-HYB5	2.55	(a)	09/20/36	73,002	52,793
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	35,043	35,775
Credit Suisse First Boston Mortgage 03-AR24	2.58	(a)	10/25/33	252,183	244,330
Credit Suisse First Boston Mortgage 03-FFA	6.60	(a)	02/25/33	119,442	117,152
Credit Suisse First Boston Mortgage 04-AR3	2.52	(a)	04/25/34	76,695	78,846
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	96,727	97,591
Credit Suisse First Boston Mortgage 06-2	5.91	(a)	07/25/36	1,120,000	103,888
DLJ Mortgage Acceptance Corp. 91-3	1.93	(a)	01/25/21	13,671	13,928
Encore Credit Receivables Trust 05-3	0.65	(a)	10/25/35	675,000	640,323
FHLMC 2419	5.50		03/15/17	2,863	3,030
FHLMC 2649	4.50		07/15/18	142,687	150,376
FHLMC 780754	2.38	(a)	08/01/33	5,411	5,734
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	17,737	17,798
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	10,781	11,060
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.20	(a)	09/25/34	33,913	33,009
First Horizon Mortgage Pass-Through Trust 05-AR2	2.69	(a)	05/25/35	160,392	146,563
FNMA 03-38	5.00		03/25/23	21,250	22,192

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value

MORTGAGE BACKED SECURITIES - continued
FNMA 03-86	4.50%		09/25/18	$118,160	$123,709
FNMA 813842	1.83	(a)	01/01/35	25,704	27,184
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	54,762	51,686
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	955,473
GNMA 02-15	5.50		11/20/31	10,010	10,243
GNMA 03-11	4.00		10/17/29	129,446	137,095
GNMA 03-12	4.50		02/20/32	14,943	15,357
GNMA 03-26	0.61	(a)	04/16/33	16,530	16,630
GNMA 04-17	4.50		12/20/33	28,226	30,258
GNMA 583189	4.50		02/20/17	10,974	11,595
Green Tree Financial Corp. 98-5	6.22		03/01/30	128,947	137,169
GS Mortgage Loan Trust 03-10	2.36	(a)	10/25/33	124,624	123,728
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	43,463	44,623
GS Mortgage Loan Trust 05-AR3	2.74	(a)	05/25/35	90,418	83,133
GS Mortgage Loan Trust 05-AR6	2.62	(a)	09/25/35	65,552	66,265
Home Equity Mortgage Trust 06-1	5.80	(a)	05/25/36	1,177,543	1,011,457
Home Savings of America 9	3.65	(a)	11/25/17	67,408	68,732
Home Savings of America 11	4.82	(a)	01/25/18	73,592	74,911
Household Home Equity Loan Trust 06-2	0.31	(a)	03/20/36	784,569	767,285
IMPAC Secured Assets Corp. 03-3	4.76	(a)	08/25/33	165,707	171,666
Indymac Indx Mortgage Loan Trust 04-AR6	2.56	(a)	10/25/34	11,585	11,048
Indymac Indx Mortgage Loan Trust 05-AR15	4.61	(a)	09/25/35	44,030	39,016
Indymac Residential Mortgage-Backed Trust 05-L1 (g)	0.56	(a)	07/25/13	214,573	74,028
JP Morgan Mortgage Trust 05-A2	5.03	(a)	04/25/35	266,117	264,391
Lehman ABS Manufactured Housing Contract 01-B	4.35		04/15/40	78,839	80,842
Long Beach Mortgage Loan Trust 05-3	0.44	(a)	08/25/45	18,711	18,664
Master Adjustable Rate Mortgages Trust 04-13	2.64	(a)	04/21/34	29,860	30,294
Master Adjustable Rate Mortgages Trust 05-1	5.28	(a)	01/25/35	35,867	36,234
Master Alternative Loans Trust 03-5	6.00		08/25/33	60,509	64,520
Master Asset Backed Securities Trust 07-NCW (b)	0.46	(a)	05/25/37	559,583	491,101
Master Asset Securitization Trust 03-6	5.00		07/25/18	9,724	9,936
Master Asset Securitization Trust 07-1	6.00		10/25/22	37,019	36,447
Merrill Lynch Mortgage Investors Trust 03-A2	1.83	(a)	02/25/33	43,966	44,311
Merrill Lynch Mortgage Investors Trust 06-SL1	0.52	(a)	09/25/36	283,137	264,073
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	75,157	76,071
Morgan Stanley Mortgage Loan Trust 05-5AR	5.19	(a)	09/25/35	45,557	35,786
Morgan Stanley Mortgage Loan Trust 06-1AR	2.82	(a)	02/25/36	130,629	100,059
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	217,970
New Century Home Equity Loan Trust 97-NC5	7.20	(a)	10/25/28	34	34
Nomura Asset Acceptance Corporation 06-AF2	0.26	(a)	08/25/36	187,500	88,463
Nomura Asset Acceptance Corporation 07-1	5.67		03/25/47	227,230	231,781
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	296,472	289,081
Oakwood Mortgage Investors, Inc. 02-A	0.41	(a)	09/15/14	152,054	133,336
Option One Mortgage Loan Trust 07-FXD1	5.60		01/25/37	10,162	10,162
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	17,061	16,440
Ownit Mortgage Loan Asset Backed Certificate 05-5	0.45	(a)	10/25/36	279,521	268,185
Prime Mortgage Trust 05-2	5.00		07/25/20	46,059	46,505
Residential Accredit Loans, Inc. 02-QS9	0.76	(a)	07/25/32	4,754	4,498
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	40,890	39,118
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	355,123	282,474
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	157,797	158,745
Residential Asset Mortgage Products Inc. 03-RZ3	4.62		06/25/33	99,130	94,926
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	53,488	55,474
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	169,842	145,696
Residential Funding Mortgage Securities 00-HI5	7.98		12/25/25	277,349	275,850
Residential Funding Mortgage Securities 03-HS2	3.88		07/25/33	1,174	1,170
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	27,776	28,376
Residential Funding Mortgage Securities I 05-SA2	2.80	(a)	06/25/35	39,597	32,170
Residential Funding Mortgage Securities I 06-SA1	3.80	(a)	02/25/36	40,504	35,447
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	22,510	22,640
SACO I Trust 05-6	0.74	(a)	09/25/35	229,292	225,851
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	11	11
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.37	(a)	03/25/34	22,918	22,910
Structured Adjustable Rate Mortgage Loan Trust 04-4	3.29	(a)	04/25/34	735,236	698,560

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Interest			Maturity	Face
	Rate			Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
Structured Adjustable Rate Mortgage Loan Trust 04-11	2.54%		(a)	08/25/34	$43,992	$43,623
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.46	(a)		12/25/34	89,676	64,044
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.44	(a)		05/25/35	370,892	347,472
Structured Adjustable Rate Mortgage Loan Trust 06-1	2.44	(a)		02/25/36	32,527	28,418
Structured Adjustable Rate Mortgage Loan Trust 06-4	4.89	(a)		05/25/36	101,169	78,117
Structured Adjustable Rate Mortgage Loan Trust 06-4	4.95	(a)		05/25/36	93,302	77,209
Structured Asset Mortgage Investments 04-AR5	2.19	(a)		10/19/34	30,767	30,322
Structured Asset Securities Corp. 98-RF1 (b)	7.07	(a)		04/15/27	32,764	33,201
Structured Asset Securities Corp. 03-37A	2.49	(a)		12/25/33	202,819	201,174
Structured Asset Securities Corp. 04-3	5.27	(a)		03/25/24	147,290	154,267
Terwin Mortgage Trust 04-5HE	1.04	(a)		06/25/35	471,910	443,565
Vanderbilt Mortgage & Finance 03-A	0.81	(a)		05/07/26	237,438	230,747
Vericrest Opportunity Loan Trust 13-3 (b)	3.22			05/27/53	716,964	704,417
Wachovia Mortgage Loan Trust 06-A	2.66	(a)		05/20/36	147,734	141,664
Washington Mutual Mortgage Securities Corp. 04-AR3	2.44	(a)		06/25/34	58,390	59,484
Washington Mutual Mortgage Securities Corp. 04-AR14	2.40	(a)		01/25/35	105,146	105,628
Washington Mutual MSC Mortgage Pass-Through Certificates 03-MS2	5.00			03/25/18	26,758	27,243
Wells Fargo Mortgage Backed Securities Trust 04-B	2.49	(a)		02/25/34	17,007	17,223
Wells Fargo Mortgage Backed Securities Trust 04-E	4.82	(a)		05/25/34	24,531	24,714
Wells Fargo Mortgage Backed Securities Trust 04-EE	2.69	(a)		12/25/34	20,418	20,758
Wells Fargo Mortgage Backed Securities Trust 04-F	4.42	(a)		06/25/34	70,767	72,219
Wells Fargo Mortgage Backed Securities Trust 04-I	2.64	(a)		07/25/34	4,708	4,771
Wells Fargo Mortgage Backed Securities Trust 04-K	2.62	(a)		07/25/34	96,889	98,207
Wells Fargo Mortgage Backed Securities Trust 04-K	4.71	(a)		07/25/34	42,466	43,030
Wells Fargo Mortgage Backed Securities Trust 04-K	4.71	(a)		07/25/34	47,418	47,977
Wells Fargo Mortgage Backed Securities Trust 04-R	2.62	(a)		09/25/34	55,968	57,591
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.35	(a)		08/25/35	27,086	28,028
Wells Fargo Mortgage Backed Securities Trust 05-AR15	2.62	(a)		09/25/35	222,746	222,954
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.17	(a)		10/25/35	49,917	49,699
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.57	(a)		04/25/36	40,649	40,003
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.43	(a)		12/25/36	25,424	25,532
Total Mortgage Backed Securities (Cost $25,298,430)						24,059,625

MUNICIPAL BONDS (24.2% of portfolio)
Alaska Housing Finance Corp.	2.80			12/01/26	515,000	513,033
Alaska Housing Finance Corp.	0.96	(a)		06/01/43	5,150,000	5,150,824
Alaska Student Loan Corp.	0.65	(a)		08/25/31	1,337,596	1,331,925
Art Institute of Chicago	1.34			03/01/15	125,000	125,679
Atlantic City NJ	4.00			11/01/16	400,000	427,500
Austin TX	1.58			09/01/17	3,250,000	3,270,150
California, State of	1.05			02/01/16	925,000	928,348
Camden County NJ Improvement Authority	0.80			07/16/14	1,750,000	1,749,142
Casino Reinvestment Development Authority NJ	5.14			06/01/15	725,000	734,048
Colorado State Department of Corrections	2.26			09/01/17	3,375,000	3,410,235
Cuyahoga County Ohio Economic Development	3.22			12/01/14	1,725,000	1,756,498
Desert Sands California Unified School District	2.28			06/01/19	375,000	368,651
Downtown Smyrna Development Authority GA	3.21			02/01/15	100,000	101,641
Energy Northwest, WA	1.06			07/01/15	350,000	351,659
Energy Northwest, WA	2.15			07/01/18	850,000	857,055
Florida Hurricane Catastrophe Fund Finance Corp.	1.30			07/01/16	1,750,000	1,767,500
Illinois Housing Development Authority	5.50			12/01/14	95,000	95,513
Illinois Housing Development Authority	1.14			01/01/16	375,000	372,667
Illinois, State of	1.10			04/01/14	2,650,000	2,650,000
Illinois, State of	4.51			03/01/15	1,645,000	1,701,193
Illinois, State of Sales Tax Revenue	1.36			06/15/16	2,200,000	2,231,636
Indiana Bond Bank	1.48			01/15/17	1,285,000	1,288,559
Indiana Bond Bank	2.08			01/15/19	300,000	297,147
Indianapolis, Indiana Local Public Improvement Bond Bank	1.19			06/01/15	325,000	325,647
Indianapolis, Indiana Local Public Improvement Bond Bank	1.58			06/01/16	600,000	598,776

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MUNICIPAL BONDS - continued
Jackson Tennessee Energy Authority	1.15%		04/01/16	$400,000	$403,708
Jersey City, NJ	1.51		09/01/16	950,000	946,618
Jobsohio Beverage System, OH	1.57		01/01/17	925,000	932,955
Kentucky Asset/Liability Commission	2.94		04/01/14	955,000	955,000
Illinois States Sales Tax	2.23		06/15/19	3,625,000	3,612,494
Lehigh County Authority PA	3.44		12/01/18	3,825,000	3,928,619
Louisa Virginia Industrial Development Authority	2.50	(a)	09/01/30	2,635,000	2,635,000
Louisiana State Gas & Fuels Tax	3.00	(a)	05/01/43	550,000	551,172
Massachusetts Housing Finance Agency	1.17		12/01/15	360,000	361,818
Massachusetts Housing Finance Agency	1.31		06/01/16	235,000	235,780
Massachusetts Municipal Wholesale Electric Company	0.11	(a)	07/01/14	75,000	74,629
Miami Dade County Florida Educational Facilities Authority	1.29		04/01/15	325,000	325,010
Monroe County Michigan Economic Development Corp.	2.35	(a)	10/01/24	1,000,000	1,000,000
New Jersey Economic Development Authority	3.61		09/01/14	650,000	658,600
New Jersey Economic Development Authority	0.00	(d)	02/15/16	6,675,000	6,510,662
New Jersey Economic Development Authority	1.06		03/01/16	1,400,000	1,392,860
New Jersey Economic Development Authority	0.00	(d)	02/15/17	950,000	896,553
New Jersey Economic Development Authority	0.00	(d)	02/15/18	1,000,000	905,290
New Jersey Economic Development Authority	0.00	(d)	02/15/20	10,450,000	8,524,692
New Orleans Louisiana	2.12		09/01/17	825,000	816,486
New Orleans Louisiana	2.80		09/01/19	1,725,000	1,689,431
New York City, NY Transitional Finance Authority	1.80		08/01/18	1,475,000	1,474,277
New York City, NY Transitional Finance Authority	1.85		05/01/19	2,025,000	1,998,938
New York City, NY Transitional Finance Authority	2.75		11/01/20	2,695,000	2,695,485
North Carolina Housing Finance Agency	4.00		01/01/30	1,870,000	1,875,591
North Carolina State Education Assistance Authority	0.96	(a)	07/25/39	1,114,953	1,118,889
Oakland California Redevelopment Agency	7.25		09/01/15	400,000	428,252
Oklahoma Student Loan Authority	0.69	(a)	02/25/32	1,206,461	1,201,394
Oregon School Boards Association	0.00	(d)	06/30/15	4,050,000	4,007,556
Pasadena California Pension Obligation	1.76	(a)	05/15/41	800,000	804,792
Pennsylvania Higher Education Assistance Agency (b)	0.70	(a)	05/25/27	477,675	475,605
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/14	785,000	784,498
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/15	4,075,000	3,993,704
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(d)	04/15/20	5,285,000	4,079,016
Puerto Rico, Commonwealth of	5.00		07/01/14	1,275,000	1,277,894
Puerto Rico, Commonwealth of	5.00		07/01/15	1,325,000	1,336,037
Puerto Rico, Commonwealth of	5.50		07/01/16	1,250,000	1,268,038
Puerto Rico Electric Power Authority	5.00		07/01/15	375,000	378,123
Puerto Rico Highway & Transportation Authority	5.50		07/01/16	875,000	887,626
Puerto Rico Highway & Transportation Authority	6.25		07/01/21	2,400,000	2,520,720
Puerto Rico Municipal Finance Agency	5.00		08/01/14	1,095,000	1,097,989
Puerto Rico Sales Tax Financing Corp.	5.25		08/01/19	3,175,000	3,073,114
Puerto Rico Sales Tax Financing Corp.	4.38		08/01/20	905,000	820,889
Puerto Rico Sales Tax Financing Corp.	3.38		08/01/16	575,000	561,821
San Antonio Texas Airport System	3.20		07/01/14	550,000	552,745
South Carolina Student Loan Corp.	0.36	(a)	12/01/20	775,000	761,531
Stockton California Pension Obligation	5.14		09/01/17	1,420,000	1,402,349
Utah Infrastructure Agency	3.20		10/15/16	510,000	520,940
Utility Debt Securitization Authority, NY	2.04		06/15/21	250,000	251,228
Vermont Student Assistance Corp.	0.85	(a)	07/28/34	1,537,448	1,533,435
Village of Rosemont Illinois	1.25		12/01/14	2,200,000	2,209,262
Village of Rosemont Illinois	2.14		12/01/16	1,375,000	1,401,441
Village of Rosemont Illinois	2.77		12/01/18	1,375,000	1,397,949
Virginia Housing Development Authority	1.11		10/01/16	550,000	546,090
Washington Economic Development Finance Authority	2.90		10/01/14	1,850,000	1,861,896
Washington Economic Development Finance Authority	3.20		10/01/15	2,350,000	2,400,055
Wayne County Michigan	3.50		06/01/15	4,600,000	4,607,038
Wayne County Michigan	3.75		12/01/15	2,000,000	1,995,780
Wayne County Michigan	2.50		12/01/15	900,000	898,533
Wayne County Michigan Building Authority	6.22		12/01/14	665,000	670,413
Wayne County Michigan Building Authority	6.82		12/01/15	730,000	735,285
Wayne County Michigan Building Authority	7.33		12/01/16	740,000	749,235
Total Municipal Bonds (Cost $131,468,849)					132,417,856

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Interest			Maturity	Face
	Rate/Yield			Date	Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (4.5% of portfolio)
Overseas Private Investment Corp.	3.50%		(f)	05/02/16	$1,000,000	$1,162,592
Overseas Private Investment Corp.	3.56	(e)		04/23/17	1,000,000	1,210,622
Overseas Private Investment Corp.	1.50	(f)		11/17/17	1,100,000	1,095,266
Overseas Private Investment Corp.	1.55	(f)		03/15/18	1,120,000	1,173,346
Overseas Private Investment Corp.	0.83	(f)		11/08/19	1,375,000	1,365,990
Overseas Private Investment Corp.	1.34	(f)		11/20/19	1,000,000	1,036,412
Overseas Private Investment Corp.	1.50	(f)		11/15/20	1,075,000	1,049,135
Tennessee Valley Authority	0.00	(d)		06/15/21	595,000	474,776
U.S. Department of Housing & Urban Development	6.07			08/01/21	103,000	103,272
U.S. Department of Housing & Urban Development	6.12			08/01/22	597,000	599,771
U.S. Treasury Notes	2.00			04/30/16	10,000,000	10,315,620
U.S. Treasury Notes	0.75			03/15/17	2,950,000	2,938,937
U.S. Treasury Notes	1.88			08/31/17	1,925,000	1,973,726
Total U.S. Government and Agency Obligations (Cost $24,525,435)						24,499,465

COMMERCIAL PAPER (18.9% of portfolio)
American Water Capital Corp. (b)	0.23			04/02/14	1,952,000	1,951,988
Bunge Asset Funding Corp. (b)	0.28			04/01/14	20,000,000	20,000,000
Centrica PLC (b)	0.27			04/01/14	10,437,000	10,437,000
Commonwealth Edison Co. (b)	0.23			04/09/14	6,700,000	6,699,658
Commonwealth Edison Co. (b)	0.26			04/24/14	11,995,000	11,993,007
Eni Finance USA Inc. (b)	0.28			04/07/14	16,522,000	16,521,229
Excel Paralubes Funding (b)	0.28			04/14/14	5,000,000	4,999,494
Excel Paralubes Funding (b)	0.30			04/14/14	3,743,000	3,742,595
Sinopec Century Bright Capital Investment LTD (b)	0.33			04/07/14	11,750,000	11,749,354
Sinopec Century Bright Capital Investment LTD (b)	0.32			04/10/14	2,894,000	2,893,768
Sinopec Century Bright Capital Investment LTD (b)	0.34			04/23/14	12,500,000	12,497,403
Total Commercial Paper (Cost $103,485,496)						103,485,496

					Shares
MONEY MARKET ACCOUNT (Less than 0.1% of portfolio)
State Street Institutional Liquid Reserves Fund	0.08	(h)			930	930
Total Money Market Account (Cost $930)						930
TOTAL INVESTMENTS IN SECURITIES (Cost $541,793,466) - 100%						$546,362,420

____________________________________

(a)	Variable coupon rate as of March 31, 2014.
(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $157,155,868 and represents 28.8% of total investments.

(c)	Step coupon security, the current rate may be adjusted upwards before maturity date.
(d)	Zero coupon security, purchased at a discount.
(e)	Interest is paid at maturity.
(f)	Interest is paid at put date.
(g)	Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(h)	7-day yield at March 31, 2014.

plc - Public Limited Company
SA - Sociedad Anónima or Société Anonyme
NV - Naamloze Vennottschap

At March 31, 2014, the cost of investment securities for tax purposes was $541,793,466.  Net unrealized appreciation of investment securities was $4,568,954 consisting of unrealized gains of $8,292,072 and unrealized losses of $3,723,118.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Category	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$132,417,856	$-	$132,417,856
Corporate Bonds	$-	$107,180,999	$-	$107,180,999
Commercial Paper	$-	$103,485,496	$-	$103,485,496
Asset Backed Securities	$-	$101,020,555	$326,112	$101,346,667
Yankee Bonds	$-	$53,371,382	$-	$53,371,382
U.S. Government Obligations	$-	$24,499,465	$-	$24,499,465
Mortgage Backed Securities	$-	$23,281,180	$778,445	$24,059,625
Cash Equivalents	$930	$-	$-	$930
	$930	$545,256,933	$1,104,557	$546,362,420

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Mortgage Backed Securities	Total
Balance as of December 31, 2013	$2,109,134	$836,746	$2,945,880
Purchase at cost	-	-	-
Sales at proceeds	(62,057)	(81,896)	(143,953)
Realized gain	7,678	-	7,678
Change in unrealized appreciation/(depreciation)	(11,300)	23,595	12,295
Accretion	1,871	-	1,871
Transfer into Level 3	-	-	-
Transfer out of Level 3	(1,719,214)	-	(1,719,214)
Balance as of March 31, 2014	$326,112	$778,445	$1,104,557

Transfers from Level 2 to Level 3 are due to a decrease in observable market activity, while transfers from Level 3 to Level 2 are due to an increase in observable market activity. There were no transfers between Level 1 and Level 2. Transfers are recognized at the end of each reporting period.

At March 31, 2014, the Short-Term Bond Fund held securities with a fair value of $1,104,557 classified as Level 3 in the fair value hierarchy. Securities with a market value of $778,445 were priced by brokers and observable inputs were not available. Asset-backed securities valued at $326,112 were valued by the Adviser using a discounted cash flow model. The unobservable input is the Adviser’s assumptions applied to the cash flow model to discount for the potential that the principal payment stream of the bond extends beyond the basis points current model’s assumption. The yield spread is modeled at 750 basis points to account for the uncertainty of the potential outcome. A significant or reasonable increase or decrease in the potential that the principal payment stream of the bond varies beyond the current model’s assumption could result in a significant increase or decrease in the fair value measurement.

STOCK INDEX FUND
Portfolio of Investments
March 31, 2014
(Unaudited)

	Cost	Value
Investment in S&P 500 Stock Master Portfolio	$49,087,960	$104,659,048

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Master Portfolio managed by BlackRock Fund Advisors.  As of March 31, 2014, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was 1.97%.  See the Portfolio of Investments for the S&P 500 Stock Master Portfolio for holdings information.

VALUE FUND
Portfolio of Investments
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS (95.8% of portfolio)
CONSUMER DISCRETIONARY - 6.6%
Auto Components
Cooper Tire & Rubber Co.	440,000	$10,692,000
Distributors
Genuine Parts Co.	315,400	27,392,490
Multiline Retail
Dillard's, Inc. (Class A)	182,700	16,881,480
Total Consumer Discretionary		54,965,970

CONSUMER STAPLES - 4.2%
Food Products
Dean Foods Co.	349,449	5,402,481
J.M. Smucker Co. (The)	148,853	14,474,466
WhiteWave Foods Co. (The) (Class A) (a)	532,427	15,195,467
Total Consumer Staples		35,072,414

ENERGY - 14.3%
Energy Equipment & Services
Baker Hughes Inc.	187,000	12,158,740
Oil, Gas, & Consumable Fuels
Chevron Corp.	220,000	26,160,200
ConocoPhillips	317,000	22,300,950
Marathon Oil Corp.	461,000	16,374,720
Marathon Petroleum Corp.	189,000	16,450,560
Phillips 66	159,500	12,291,070
QEP Resources, Inc.	472,400	13,907,456
Total Energy		119,643,696

FINANCIALS - 9.5%
Banks
Commerce Bancshares, Inc.	33,046	1,533,995
Wells Fargo & Co.	191,000	9,500,340
Diversified Financial Services
Bank of America Corp.	475,200	8,173,440
JPMorgan Chase & Co.	442,600	26,870,246
Insurance
Allstate Corp. (The)	369,000	20,878,020
Chubb Corp. (The)	142,000	12,680,600
Total Financials		79,636,641

HEALTH CARE - 21.0%
Health Care Equipment & Supplies
Abbott Laboratories	399,000	15,365,490
Covidien plc	207,600	15,291,816
Pharmaceuticals
AbbVie Inc.	399,000	20,508,600
Bristol-Myers Squibb Co.	794,700	41,284,665
GlaxoSmithKline plc ADR	354,000	18,914,220
Hospira, Inc. (a)	379,400	16,409,050
Mallinckrodt plc (a)	25,950	1,645,490
Merck & Co., Inc.	193,194	10,967,623
Pfizer Inc.	1,107,000	35,556,840
Total Health Care		175,943,794

INDUSTRIALS - 19.9%
Airlines
Southwest Airlines Co.	844,100	19,929,201

VALUE FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Commercial Services & Supplies
Avery Dennison Corp.	520,000	$26,348,400
Industrial Conglomerates
General Electric Co.	1,119,000	28,970,910
Honeywell International Inc.	281,100	26,074,836
Tyco International Ltd.	164,850	6,989,640
Machinery
Flowserve Corp.	285,900	22,397,406
Parker-Hannifin Corp.	246,400	29,496,544
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	130,500	6,295,320
Total Industrials		166,502,257

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment
Cisco Systems, Inc.	1,343,500	30,107,835
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	15,826,199
IT Services
Leidos Holdings Inc.	150,750	5,332,027
Science Appliations International Corp.	86,142	3,220,849
Semiconductors & Semiconductor Equipment
Intel Corp.	1,185,000	30,584,850
Technology Hardware, Storage & Peripherals
Hewlett-Packard Co.	876,900	28,376,484
Total Information Technology		113,448,244

MATERIALS - 6.2%
Chemicals
Dow Chemical Co. (The)	711,900	34,591,221
Containers & Packaging
Bemis Co., Inc.	433,600	17,014,464
Total Materials		51,605,685

UTILITIES - 0.5%
Multi-Utilities
Questar Corp.	169,814	4,038,177
Total Utilities		4,038,177
Total Common Stocks (Cost $413,703,116)		800,856,878

MONEY MARKET ACCOUNT (4.2% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.08% (b)	35,069,917	35,069,917
Total Money Market Account (Cost $35,069,917)		35,069,917

TOTAL INVESTMENTS IN SECURITIES (Cost $448,773,033) - 100%		$835,926,795
____________________________________

(a)	Non-income producing.
(b)	7-day yield at March 31, 2014.

plc - Public Limited Company
ADR - American Depositary Receipt

At March 31, 2014, the cost of investment securities for tax purposes was $448,773,033.  Net unrealized appreciation of investment securities was $387,153,762 consisting of unrealized gains of $393,855,336 and unrealized losses of $6,701,574.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$800,856,878	$-	$-	$800,856,878
Cash Equivalents	$35,069,917	$-	$-	$35,069,917
	$835,926,795	$-	$-	$835,926,795

There were no transfers between levels during the period ended March 31, 2014.

GROWTH FUND
Portfolio of Investments
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS (98.4% of portfolio)
CONSUMER DISCRETIONARY - 25.0%
Auto Components
Delphi Automotive plc	7,600	$515,736
Automobiles
Tesla Motors, Inc. (a)	2,100	437,745
Hotels, Restaurants & Leisure
Chipotle Mexican Grill Inc. (a)	1,500	852,075
Hilton Worldwide Holdings Inc. (a)	19,500	433,680
Las Vegas Sands Corp.	16,300	1,316,714
MGM Resorts International (a)	28,400	734,424
Starbucks Corp.	15,800	1,159,404
Wynn Resorts, Ltd.	6,200	1,377,330
Household Durables
D.R. Horton, Inc.	35,900	777,235
Internet & Catalog Retail
Amazon.com, Inc. (a)	10,300	3,466,156
Ctrip.com International Ltd. (a)	11,100	559,662
Netflix, Inc. (a)	1,100	387,233
priceline.com Inc. (a)	2,050	2,443,374
Media
Discovery Communications, Inc. (a)	8,700	670,422
Twenty-First Century Fox, Inc.	30,000	959,100
Multiline Retail
Dollar Tree, Inc. (a)	12,400	647,032
Specialty Retail
CarMax, Inc. (a)	9,100	425,880
Lowe's Cos., Inc.	25,800	1,261,620
Tractor Supply Co.	10,300	727,489
Textiles, Apparel & Luxury Goods
Michael Kors Holdings Ltd. (a)	6,300	587,601
Total Consumer Discretionary		19,739,912

CONSUMER STAPLES - 4.6%
Beverages
PepsiCo, Inc.	17,800	1,486,300
Food & Staples Retailing
Whole Foods Market, Inc.	12,900	654,159
Household Products
Procter & Gamble Co. (The)	13,400	1,080,040
Personal Products
Estee Lauder Cos., Inc. (The) (Class A)	6,400	428,032
Total Consumer Staples		3,648,531

ENERGY - 4.0%
Oil, Gas,& Consumable Fuels
Pioneer Natural Resources Co.	9,200	1,721,688
Range Resources Corp.	17,132	1,421,442
Total Energy		3,143,130

FINANCIALS - 4.4%
Capital Markets
Morgan Stanley	31,300	975,621
State Street Corp.	17,400	1,210,170
TD Ameritrade Holding Corp.	38,700	1,313,865
Total Financials		3,499,656

HEALTH CARE - 16.8%
Biotechnology
Alexion Pharmaceuticals Inc. (a)	7,000	1,064,910
Biogen Idec Inc. (a)	5,590	1,709,813

GROWTH FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Celgene Corp. (a)	7,150	$998,140
Gilead Sciences, Inc. (a)	33,400	2,366,724
Regeneron Pharmaceuticals, Inc. (a)	1,800	540,504
Vertex Pharmaceuticals, Inc. (a)	4,800	339,456
Health Care Equipment & Supplies
Intuitive Surgical, Inc. (a)	1,500	656,985
Health Care Providers & Services
Cardinal Health, Inc.	9,800	685,804
Humana Inc.	4,000	450,880
McKesson Corp.	11,000	1,942,270
Unitedhealth Group Inc.	15,000	1,229,850
Pharmaceuticals
Valeant Pharmaceuticals International, Inc. (a)	9,600	1,265,568
Total Health Care		13,250,904

INDUSTRIALS - 14.9%
Aerospace & Defense
Boeing Co. (The)	16,500	2,070,585
Precision Castparts Corp.	8,800	2,224,288
United Technologies Corp.	9,200	1,074,928
Airlines
American Airlines Group Inc. (a)	21,400	783,240
United Continental Holdings Inc. (a)	18,400	821,192
Air Freight & Logistics
FedEx Corp.	7,400	980,944
Machinery
Colfax Corp. (a)	6,500	463,645
Danaher Corp.	28,700	2,152,500
Wabtec Corp.	8,300	643,250
Road & Rail
Kansas City Southern	5,100	520,506
Total Industrials		11,735,078

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment
Juniper Networks, Inc. (a)	52,000	1,339,520
Internet Software & Services
Akamai Technologies, Inc. (a)	10,700	622,847
Baidu, Inc. ADR (a)	4,600	700,948
Facebook, Inc. (a)	17,200	1,036,128
Google Inc. (Class A) (a)	4,100	4,569,491
LinkedIn Corp. (a)	3,000	554,820
IT Services
Cognizant Technology Solutions Corp., (Class A) (a)	15,900	804,699
Vantiv, Inc. (Class A) (a)	14,700	444,234
Visa Inc. (Class A)	9,700	2,093,842
Semiconductors & Semiconductor Equipment
ASML Holding NV	8,600	802,896
Software
NetSuite Inc. (a)	4,100	388,803
Red Hat, Inc. (a)	12,700	672,846
salesforce.com, Inc. (a)	19,200	1,096,128
ServiceNow, Inc. (a)	7,400	443,408
VMware, Inc. (a)	6,000	648,120
Workday, Inc. (a)	4,600	420,578
Total Information Technology		16,639,308

GROWTH FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
MATERIALS - 4.7%
Chemicals
Ecolab Inc.	9,900	$1,069,101
Praxair Inc.	7,630	999,301
Sherwin-Williams Co.	6,350	1,251,776
Construction Materials
Vulcan Materials Co.	6,100	405,345
Total Materials		3,725,523

TELECOMMUNICATION SERVICES - 2.9%
Wireless Telecommunication Services
Crown Castle International Corp.	31,000	2,287,180
Total Telecommunication Services		2,287,180
Total Common Stocks (Cost $58,709,138)		77,669,222

MONEY MARKET ACCOUNT (1.6% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.08% (b)	1,251,030	1,251,030
Total Money Market Account (Cost $1,251,030)		1,251,030

TOTAL INVESTMENTS IN SECURITIES (Cost $59,960,168) - 100%		$78,920,252
____________________________________

(a)	Non-income producing.
(b)	7-day yield at March 31, 2014.

ADR - American Depositary Receipt

At March 31, 2014, the cost of investment securities for tax purposes was $60,078,836.  Net unrealized appreciation of investment securities was $18,841,416 consisting of unrealized gains of $18,951,895 and unrealized losses of $110,479.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$77,669,222	$-	$-	$77,669,222
Cash Equivalents	$1,251,030	$-	$-	$1,251,030
	$78,920,252	$-	$-	$78,920,252

There were no transfers between levels during the period ended March 31, 2014.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS (83.4% of portfolio)
CONSUMER DISCRETIONARY - 18.4%
Auto Components
Cooper Tire & Rubber Co.	985,350	$23,944,005
Distributors
Core-Mark Holding Company, Inc.	125,397	9,103,822
Diversified Consumer Services
Matthews International Corp. (Class A)	362,488	14,793,135
Multiline Retail
Fred's, Inc. (Class A)	1,543,792	27,803,694
Nordstrom, Inc.	90,000	5,620,500
Restaurants
BJ's Restuarants, Inc. (a)	466,727	15,266,640
Brinker International, Inc.	200,000	10,490,000
Cracker Barrel Old Country Store, Inc.	210,209	20,440,723
Wendy's Co. (The)	2,040,260	18,607,171
Specialty Retail
Francesca's Holdings Corp. (a)	1,281,224	23,241,403
Sally Beauty Holdings, Inc. (a)	114,000	3,123,600
Total Consumer Discretionary		172,434,693

CONSUMER STAPLES - 3.3%
Food & Staples Retailing
United Natural Foods, Inc. (a)	159,600	11,318,832
Food Products
Dean Foods Co.	237,500	3,671,750
J.M. Smucker Co. (The)	40,868	3,974,004
WhiteWave Foods Co. (The) (Class A) (a)	402,509	11,487,607
Total Consumer Staples		30,452,193

ENERGY - 1.6%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	3,764,600
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	7,075,134
QEP Resources, Inc.	26,600	783,104
SM Energy Co.	49,000	3,493,210
Total Energy		15,116,048

FINANCIALS - 14.0%
Banks
Cardinal Financial Corp.	997,141	17,779,024
Middleburg Financial Corp.	97,700	1,720,497
National Bankshares, Inc. (Virginia)	307,802	11,237,851
National Penn Bancshares, Inc.	1,035,427	10,820,212
Southcoast Financial Corp. (a)	74,730	544,782
Texas Capital Bancshares, Inc. (a)	483,917	31,425,570
Valley National Bancorp	1,225,799	12,760,568
Consumer Finance
Encore Capital Group, Inc. (a)	487,464	22,277,105
Diversified Financial Services
UMB Financial Corp.	343,244	22,207,887
Total Financials		130,773,496

HEALTH CARE - 1.7%
Health Care Equipment & Supplies
STERIS Corp.	342,112	16,335,848
Total Health Care		16,335,848

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - 23.5%
Aerospace & Defense
Huntington Ingalls Industries, Inc.	157,208	$16,076,090
Triumph Group, Inc.	136,800	8,834,544
Construction & Engineering
Dycom Industries, Inc. (a)	846,293	26,751,322
Orion Marine Group, Inc. (a)	976,211	12,270,972
Industrial Conglomerates
Carlisle Companies Inc.	125,600	9,965,104
CLARCOR Inc.	87,100	4,995,185
Standex International Corp.	19,500	1,044,810
Machinery
Flowserve Corp.	43,500	3,407,790
Gorman-Rupp Co. (The)	542,160	17,235,266
Manitowoc Co., Inc. (The)	759,400	23,883,130
Regal Beloit Corp.	58,500	4,253,535
Road & Rail
Knight Transportation, Inc.	1,282,082	29,654,557
Werner Enterprises, Inc.	1,211,006	30,892,763
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	624,618	30,131,572
Total Industrials		219,396,640

INFORMATION TECHNOLOGY - 10.8%
Communications Equipment
Belden Inc.	292,585	20,363,916
Electronic Equipment, Instruments, & Components
Rofin-Sinar Technologies Inc. (a)	1,090,337	26,124,474
IT Services
Cass Information Systems, Inc.	102,321	5,275,671
Computer Services, Inc.	474,346	16,341,220
ManTech International Corp.	878,233	25,828,833
Technology Hardware, Storage, & Peripherals
Western Digital Corp.	70,000	6,427,400
Total Information Technology		100,361,514

MATERIALS - 10.0%
Chemicals
American Vanguard Corp.	657,774	14,240,807
Olin Corp.	1,054,965	29,127,584
PolyOne Corp.	514,106	18,847,126
Polypore International, Inc. (a)	237,826	8,136,028
Westlake Chemical Corp.	231,400	15,314,052
Containers & Packaging
Myers Industries, Inc.	368,058	7,331,715
Total Materials		92,997,312

UTILITIES - 0.1%
Multi-Utilities
Questar Corp.	26,600	632,548
Total Utilities		632,548
Total Common Stocks (Cost $528,716,604)		778,500,292

EXCHANGE TRADED FUNDS (9.7% of portfolio)
iShares Russell 2000 Value	452,037	45,583,411
iShares Core S&P Small-Cap	408,000	44,937,120
Total Exchange Traded Funds (Cost $69,322,581)		90,520,531

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Shares	Value
MONEY MARKET ACCOUNT (6.9% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.08% (b)	64,469,363	$64,469,363
Total Money Market Account (Cost $64,469,363)		64,469,363

TOTAL INVESTMENTS IN SECURITIES (Cost $662,508,548) - 100%		$933,490,186

____________________________________

(a)	Non-income producing.
(b)	7-day yield at March 31, 2014.

At March 31, 2014, the cost of investment securities for tax purposes was $662,508,548.  Net unrealized appreciation of investment securities was $270,981,638 consisting of unrealized gains of $275,857,402 and unrealized losses of $4,875,764.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$778,500,292	$-	$-	$778,500,292
Exchange Traded Funds	$90,520,531	$-	$-	$90,520,531
Cash Equivalents	$64,469,363	$-	$-	$64,469,363
	$933,490,186	$-	$-	$933,490,186

There were no transfers between levels during the period ended March 31, 2014.

INTERNATIONAL VALUE FUND
Portfolio of Investments
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS (96.8% of portfolio)
AUSTRALIA - 0.1%
Incitec Pivot Ltd. (a)	61,025	$167,823
Total Australia		167,823

BRAZIL - 0.8%
Petroleo Brasileiro SA - ADR	131,642	1,731,092
Total Brazil		1,731,092

BRITAIN - 9.4%
BAE Systems plc	774,264	5,378,813
HSBC Holdings plc - ADR	76,963	3,912,029
Tesco plc	770,800	3,801,677
Vodafone Group plc	582,728	2,142,878
WPP Group plc	289,565	5,983,026
Total Britain		21,218,423

CANADA - 2.0%
Encana Corp.	206,338	4,411,506
Total Canada		4,411,506

CHINA - 0.9%
Guangzhou Automobile Group Co., Ltd.	1,863,357	1,964,400
Total China		1,964,400

DENMARK - 2.0%
Danske Bank Group	159,057	4,425,730
Total Denmark		4,425,730

FRANCE - 13.1%
AXA SA	208,121	5,406,719
Cap Gemini SA	60,664	4,592,657
Christian Dior SA	22,667	4,353,565
Compagnie de Saint-Gobain SA	101,491	6,127,435
GDF SUEZ SA	169,156	4,627,258
Total SA	67,999	4,476,002
Total France		29,583,636

GERMANY - 7.1%
Daimler AG REG	72,634	6,871,090
Deutsche Böerse AG	58,270	4,639,077
ThyssenKrupp AG (a)	164,876	4,423,415
Total Germany		15,933,582

HONG KONG - 3.1%
Hutchison Whampoa Ltd.	376,232	4,998,141
New World Development Co. Ltd.	1,795,435	1,811,184
Total Hong Kong		6,809,325

ITALY - 7.7%
Assicurazioni Generali SpA	196,988	4,390,782
Eni SpA	185,684	4,656,284
Intesa Sanpaolo SpA	2,460,266	8,348,155
Total Italy		17,395,221

JAPAN - 12.0%
Daiwa Securities Group Inc.	410,063	3,562,728
LIXIL Group Corp.	89,723	2,475,871
MS & AD Insurance Group Holdings, Inc.	227,227	5,201,501

INTERNATIONAL VALUE FUND
Portfolio of Investments
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Nippon Sheet Glass Co. Ltd. (a)	1,841,106	$2,624,306
Nissan Motor Co., Ltd.	457,601	4,078,747
Sumitomo Corp.	366,427	4,659,325
Sumitomo Mitsui Trust Holdings, Inc.	1,009,734	4,568,587
Total Japan		27,171,065

NETHERLANDS - 6.0%
AEGON NV	884,385	8,146,170
DSM NV	79,749	5,469,793
Total Netherlands		13,615,963

PORTUGAL - 2.3%
Banco Espirito Santo SA (a)	2,767,043	5,181,761
Total Portugal		5,181,761

REPUBLIC OF SOUTH KOREA - 5.0%
Hyundai Motor Co.	19,800	4,681,734
Posco	13,804	3,853,941
SK Telecom Co., Ltd.	9,032	1,832,940
SK Telecom Co., Ltd. - ADR	44,746	1,009,917
Total Republic of South Korea		11,378,532

SINGAPORE - 3.7%
Jardine Matheson Holdings Ltd.	73,075	4,615,872
Keppel Corp. Ltd.	440,293	3,819,823
Total Singapore		8,435,695

SPAIN - 3.9%
Banco Popular Espanol SA	391,872	2,963,149
IBERDROLA SA	848,712	5,938,828
Total Spain		8,901,977

SWEDEN - 1.7%
Volvo AB (Class B)	249,050	3,958,978
Total Sweden		3,958,978

SWITZERLAND - 12.0%
Adecco SA REG	62,803	5,226,854
Credit Suisse Group AG	158,709	5,137,103
Givaudan SA REG	2,426	3,752,420
Holcim Ltd.	51,482	4,266,789
Novartis AG REG	49,866	4,234,019
Roche Holding AG	14,414	4,335,208
Total Switzerland		26,952,393

THAILAND - 4.0%
Bangkok Bank Public Company Ltd.	404,838	2,243,967
Krung Thai Bank Public Company, Ltd.	6,175,236	3,570,180
PTT Public Company Ltd.	344,117	3,171,829
Total Thailand		8,985,976
Total Common Stocks (Cost $175,648,254)		218,223,078

RIGHTS (0.1% of portfolio)
HONG KONG
New World Development Co. Ltd.	598,478	123,453
Total Rights (Cost $0)		123,453

INTERNATIONAL VALUE FUND
March 31, 2014
(Unaudited)
	Shares	Value
MONEY MARKET ACCOUNT (3.1% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.08% (b)	7,078,592	$7,078,592
Total Money Market Account (Cost $7,078,592)		7,078,592

TOTAL INVESTMENTS IN SECURITIES (Cost $182,726,846) - 100%		$225,425,123
____________________________________

(a)	Non-income producing.
(b)	7-day yield at March 31, 2014.

SA - Sociedad Anónima or Société Anonyme
ADR - American Depositary Receipt
plc - Public Limited Company
AG - Aktiengesellschaft
REG - Registered shares
SpA - Società per Azioni
NV - Naamloze Vennottschap

At March 31, 2014, the cost of investment securities for tax purposes was $183,350,050.  Net unrealized appreciation of investment securities was $42,075,073 consisting of unrealized gains of $48,211,899 and unrealized losses of $6,136,826.

Generally Accepted Accounting Principles (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date.  These inputs are summarized into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Category	Level 1	Level 2	Level 3	Total
Common Stocks
Foreign Equities	$-	$207,158,533	$-	$207,158,533
Foreign Equities - not fair valued	$4,411,506	$-	$-	$4,411,506
American Depository Receipts	$6,653,039	$-	$-	$6,653,039
Rights	$123,453	$-	$-	$123,453
Cash Equivalents	$7,078,592	$-	$-	$7,078,592
	$18,266,590	$207,158,533	$-	$225,425,123

There were no transfers between levels during the period ended March 31, 2014.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS (99.1% of net assets)
Aerospace & Defense - 2.7%
The Boeing Co.	218,721	$27,447,298
General Dynamics Corp.	103,997	11,327,353
Honeywell International, Inc.	250,710	23,255,859
L-3 Communications Holdings, Inc.	27,480	3,246,762
Lockheed Martin Corp.	86,322	14,091,203
Northrop Grumman Corp.	69,331	8,554,059
Precision Castparts Corp.	46,430	11,735,647
Raytheon Co.	100,601	9,938,373
Rockwell Collins, Inc.	43,201	3,441,824
Textron, Inc.	90,278	3,547,023
United Technologies Corp.	269,224	31,456,132
Total Aerospace & Defense		148,041,533

Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	47,538	2,490,516
Expeditors International of Washington, Inc.	64,887	2,571,472
FedEx Corp.	88,835	11,775,967
United Parcel Service, Inc., Class B	227,268	22,131,358
Total Air Freight & Logistics		38,969,313

Airlines – 0.3%
Delta Air Lines, Inc.	271,697	9,414,301
Southwest Airlines Co.	224,380	5,297,612
Total Airlines		14,711,913

Auto Components – 0.4%
BorgWarner, Inc.	72,853	4,478,274
Delphi Automotive PLC	89,180	6,051,755
The Goodyear Tire & Rubber Co.	79,244	2,070,646
Johnson Controls, Inc.	212,402	10,050,862
Total Auto Components		22,651,537

Automobiles – 0.7%
Ford Motor Co.	1,260,935	19,670,586
General Motors Co.	416,786	14,345,774
Harley-Davidson, Inc.	70,417	4,690,476
Total Automobiles		38,706,836

Beverages – 2.2%
Beam, Inc.	52,880	4,404,904
Brown-Forman Corp., Class B	51,809	4,646,749
The Coca-Cola Co.	1,211,531	46,837,789
Coca-Cola Enterprises, Inc.	76,065	3,632,864
Constellation Brands, Inc., Class A (a)	53,456	4,542,156
Dr Pepper Snapple Group, Inc.	63,145	3,438,877
Keurig Green Mountain, Inc.	41,278	4,358,544
Molson Coors Brewing Co., Class B	50,597	2,978,139
Monster Beverage Corp. (a)	43,254	3,003,990
PepsiCo, Inc.	486,863	40,653,061
Total Beverages		118,497,073

Biotechnology – 2.4%
Alexion Pharmaceuticals, Inc. (a)	63,246	9,621,614
Amgen, Inc.	241,403	29,774,646
Biogen Idec, Inc. (a)	75,583	23,118,572
Celgene Corp. (a)	129,851	18,127,200
Gilead Sciences, Inc. (a)	491,842	34,851,924
Regeneron Pharmaceuticals, Inc. (a)	25,176	7,559,849
Vertex Pharmaceuticals, Inc. (a)	75,363	5,329,672
Total Biotechnology		128,383,477

Building Products – 0.1%
Allegion PLC	28,654	1,494,879
Masco Corp.	113,907	2,529,875
Total Building Products		4,024,754

Capital Markets – 2.1%
Ameriprise Financial, Inc.	61,065	6,721,425
The Bank of New York Mellon Corp.	363,042	12,811,752
BlackRock, Inc. (b)	40,184	12,637,064
The Charles Schwab Corp.	373,629	10,211,281
E*Trade Financial Corp. (a)	92,093	2,119,981
Franklin Resources, Inc.	129,059	6,992,417
The Goldman Sachs Group, Inc.	134,625	22,058,306
Invesco Ltd.	138,601	5,128,237
Legg Mason, Inc.	33,588	1,647,155
Morgan Stanley	448,468	13,978,748
Northern Trust Corp.	71,382	4,679,804
State Street Corp.	138,070	9,602,768
T. Rowe Price Group, Inc.	83,774	6,898,789
Total Capital Markets		115,487,727

Chemicals – 2.6%
Air Products & Chemicals, Inc.	67,667	8,055,080
Airgas, Inc.	21,266	2,265,042
CF Industries Holdings, Inc.	17,749	4,626,099
The Dow Chemical Co.	388,729	18,888,342
E.I. du Pont de Nemours & Co.	296,397	19,888,239
Eastman Chemical Co.	48,793	4,206,444
Ecolab, Inc.	86,536	9,345,023

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
FMC Corp.	42,444	$3,249,513
International Flavors & Fragrances, Inc.	25,960	2,483,593
LyondellBasell Industries NV, Class A	138,102	12,282,792
Monsanto Co.	167,815	19,092,313
The Mosaic Co.	108,427	5,421,350
PPG Industries, Inc.	44,307	8,571,632
Praxair, Inc.	93,985	12,309,215
The Sherwin-Williams Co.	27,277	5,377,115
Sigma-Aldrich Corp.	38,174	3,564,688
Total Chemicals		139,626,480

Commercial Banks – 3.0%
BB&T Corp.	227,260	9,129,034
Comerica, Inc.	58,252	3,017,454
Fifth Third Bancorp	272,409	6,251,787
Huntington Bancshares, Inc.	265,576	2,647,793
KeyCorp	284,632	4,053,160
M&T Bank Corp.	41,881	5,080,165
The PNC Financial Services Group, Inc. (b)	170,747	14,854,989
Regions Financial Corp.	453,723	5,040,862
SunTrust Banks, Inc.	170,913	6,800,628
US Bancorp	582,726	24,975,636
Wells Fargo & Co.	1,531,047	76,154,278
Zions Bancorporation	59,049	1,829,338
Total Commercial Banks		159,835,124

Commercial Services & Supplies – 0.3%
The ADT Corp. (c)	58,732	1,759,024
Cintas Corp.	32,156	1,916,819
Iron Mountain, Inc.	54,426	1,500,525
Pitney Bowes, Inc.	64,681	1,681,059
Republic Services, Inc.	86,421	2,952,141
Stericycle, Inc. (a)	27,252	3,096,372
Waste Management, Inc.	138,309	5,818,660
Total Commercial Services & Supplies		18,724,600

Communications Equipment – 1.7%
Cisco Systems, Inc.	1,647,322	36,916,486
F5 Networks, Inc. (a)	24,154	2,575,541
Harris Corp.	34,121	2,496,292
Juniper Networks, Inc. (a)	160,366	4,131,028
Motorola Solutions, Inc.	72,298	4,648,039
QUALCOMM, Inc.	540,710	42,640,391
Total Communications Equipment		93,407,777

Computers & Peripherals – 3.9%
Apple, Inc.	285,227	153,092,740
EMC Corp.	647,836	17,757,185
Hewlett-Packard Co.	606,088	19,613,008
NetApp, Inc.	106,020	3,912,138
SanDisk Corp.	72,081	5,852,256
Seagate Technology PLC	105,082	5,901,405
Western Digital Corp.	67,212	6,171,406
Total Computers & Peripherals		212,300,138

Construction & Engineering – 0.2%
Fluor Corp.	51,318	3,988,948
Jacobs Engineering Group, Inc. (a)	42,145	2,676,208
Quanta Services, Inc. (a)	69,571	2,567,170
Total Construction & Engineering		9,232,326

Construction Materials – 0.1%
Vulcan Materials Co.	41,718	2,772,161
Total Construction Materials		2,772,161

Consumer Finance – 1.0%
American Express Co.	292,235	26,309,917
Capital One Financial Corp.	183,208	14,136,329
Discover Financial Services	150,632	8,765,276
SLM Corp.	137,216	3,359,048
Total Consumer Finance		52,570,570

Containers & Packaging – 0.2%
Avery Dennison Corp.	30,769	1,559,065
Ball Corp.	45,002	2,466,560
Bemis Co., Inc.	32,609	1,279,577
MeadWestvaco Corp.	55,914	2,104,603
Owens-Illinois, Inc. (a)	52,546	1,777,631
Sealed Air Corp.	62,672	2,060,029
Total Containers & Packaging		11,247,465

Distributors – 0.1%
Genuine Parts Co.	49,158	4,269,372
Total Distributors		4,269,372

Diversified Consumer Services – 0.1%
H&R Block, Inc.	87,613	2,645,036
Total Diversified Consumer Services		2,645,036

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Diversified Financial Services – 3.9%
Bank of America Corp.	3,379,443	$58,126,420
Citigroup, Inc.	970,890	46,214,364
CME Group, Inc.	100,874	7,465,685
IntercontinentalExchange Group, Inc.	36,750	7,270,253
JPMorgan Chase & Co.	1,210,833	73,509,671
Leucadia National Corp.	100,055	2,801,540
McGraw-Hill Financial, Inc.	86,628	6,609,716
Moody's Corp.	60,174	4,773,002
The NASDAQ OMX Group, Inc.	37,326	1,378,822
Total Diversified Financial Services		208,149,473

Diversified Telecommunication Services – 2.4%
AT&T, Inc.	1,665,036	58,392,813
CenturyLink, Inc.	184,915	6,072,609
Frontier Communications Corp.	319,285	1,819,924
Verizon Communications, Inc.	1,324,119	62,988,341
Windstream Holdings, Inc. (c)	190,439	1,569,217
Total Diversified Telecommunication Services		130,842,904

Electric Utilities – 1.7%
American Electric Power Co., Inc.	155,928	7,899,313
Duke Energy Corp.	225,864	16,086,034
Edison International	104,141	5,895,422
Entergy Corp.	57,065	3,814,795
Exelon Corp.	274,100	9,198,796
FirstEnergy Corp.	133,828	4,554,167
NextEra Energy, Inc.	139,195	13,309,826
Northeast Utilities	100,816	4,587,128
Pepco Holdings, Inc.	80,000	1,638,400
Pinnacle West Capital Corp.	35,197	1,923,868
PPL Corp.	201,612	6,681,422
The Southern Co.	283,878	12,473,599
Xcel Energy, Inc.	159,262	4,835,194
Total Electric Utilities		92,897,964

Electrical Equipment – 0.7%
AMETEK, Inc.	78,323	4,032,851
Eaton Corp. PLC	151,952	11,414,634
Emerson Electric Co.	224,753	15,013,500
Rockwell Automation, Inc.	44,359	5,524,914
Roper Industries, Inc.	31,816	4,247,754
Total Electrical Equipment		40,233,653

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	50,563	4,634,099
Corning, Inc.	445,322	9,271,604
FLIR Systems, Inc.	45,113	1,624,068
Jabil Circuit, Inc.	59,893	1,078,074
TE Connectivity Ltd.	131,138	7,895,819
Total Electronic Equipment, Instruments & Components		24,503,664

Energy Equipment & Services – 1.9%
Baker Hughes, Inc.	139,851	9,093,112
Cameron International Corp. (a)	69,372	4,285,109
Diamond Offshore Drilling, Inc. (c)	22,166	1,080,814
Ensco PLC, Class A	74,638	3,939,394
FMC Technologies, Inc. (a)	75,445	3,945,019
Halliburton Co.	272,035	16,020,141
Helmerich & Payne, Inc.	34,365	3,696,299
Nabors Industries Ltd.	83,345	2,054,454
National Oilwell Varco, Inc.	136,997	10,667,956
Noble Corp. PLC	81,194	2,658,292
Rowan Cos. PLC, Class A (a)	39,603	1,333,829
Schlumberger Ltd.	418,067	40,761,533
Transocean Ltd.	108,462	4,483,819
Total Energy Equipment & Services		104,019,771

Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	140,586	15,700,644
CVS Caremark Corp.	378,137	28,307,336
The Kroger Co.	165,241	7,212,770
Safeway, Inc.	73,729	2,723,549
Sysco Corp.	186,991	6,755,985
Wal-Mart Stores, Inc.	517,304	39,537,545
Walgreen Co.	279,488	18,454,593
Whole Foods Market, Inc.	118,902	6,029,520
Total Food & Staples Retailing		124,721,942

Food Products – 1.5%
Archer-Daniels-Midland Co.	210,471	9,132,337
Campbell Soup Co.	57,184	2,566,418
ConAgra Foods, Inc.	134,357	4,169,098
General Mills, Inc.	199,768	10,351,978
The Hershey Co.	47,928	5,003,683
Hormel Foods Corp.	43,007	2,118,955
The J.M. Smucker Co.	33,191	3,227,493
Kellogg Co.	82,079	5,147,174
Kraft Foods Group, Inc.	190,638	10,694,792

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
McCormick & Co., Inc.	41,981	$3,011,717
Mead Johnson Nutrition Co.	64,457	5,358,955
Mondelez International, Inc., Class A	544,001	18,795,234
Tyson Foods, Inc., Class A	86,041	3,786,664
Total Food Products		83,364,498

Gas Utilities – 0.1%
AGL Resources, Inc.	37,977	1,859,354
ONEOK, Inc.	66,415	3,935,089
Total Gas Utilities		5,794,443

Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	493,357	18,999,178
Baxter International, Inc.	173,658	12,777,756
Becton Dickinson & Co.	61,750	7,229,690
Boston Scientific Corp. (a)	423,681	5,728,167
C.R. Bard, Inc.	24,806	3,670,792
CareFusion Corp. (a)	66,716	2,683,318
Covidien PLC	144,178	10,620,152
DENTSPLY International, Inc.	45,431	2,091,643
Edwards Lifesciences Corp. (a)	34,337	2,546,775
Intuitive Surgical, Inc. (a)	12,201	5,343,916
Medtronic, Inc.	319,984	19,691,815
St. Jude Medical, Inc.	90,800	5,937,412
Stryker Corp.	94,220	7,676,103
Varian Medical Systems, Inc. (a)	33,152	2,784,437
Zimmer Holdings, Inc.	54,176	5,123,966
Total Health Care Equipment & Supplies		112,905,120

Health Care Providers & Services – 2.1%
Aetna, Inc.	116,022	8,698,169
AmerisourceBergen Corp.	73,259	4,805,058
Cardinal Health, Inc.	109,613	7,670,718
Cigna Corp.	87,517	7,327,798
DaVita HealthCare Partners, Inc. (a)	56,553	3,893,674
Express Scripts Holding Co. (a)	248,187	18,636,362
Humana, Inc.	49,283	5,555,180
Laboratory Corp. of America Holdings (a)	27,310	2,682,115
McKesson Corp.	73,574	12,990,961
Patterson Cos., Inc.	26,334	1,099,708
Quest Diagnostics, Inc.	46,204	2,676,136
Tenet Healthcare Corp. (a)	31,096	1,331,220
UnitedHealth Group, Inc.	316,345	25,937,126
WellPoint, Inc.	90,353	8,994,641
Total Health Care Providers & Services		112,298,866

Health Care Technology – 0.1%
Cerner Corp. (a)(c)	94,548	5,318,325
Total Health Care Technology		5,318,325

Hotels, Restaurants & Leisure – 1.7%
Carnival Corp.	140,084	5,303,580
Chipotle Mexican Grill, Inc. (a)	9,917	5,633,352
Darden Restaurants, Inc.	41,930	2,128,367
International Game Technology	79,268	1,114,508
Marriott International, Inc., Class A	70,767	3,964,367
McDonald's Corp.	316,558	31,032,181
Starbucks Corp.	241,678	17,734,332
Starwood Hotels & Resorts Worldwide, Inc.	61,343	4,882,903
Wyndham Worldwide Corp.	41,021	3,003,968
Wynn Resorts Ltd.	25,882	5,749,686
Yum! Brands, Inc.	141,677	10,681,029
Total Hotels, Restaurants & Leisure		91,228,273

Household Durables – 0.4%
D.R. Horton, Inc.	90,955	1,969,176
Garmin Ltd.	39,274	2,170,281
Harman International Industries, Inc.	21,655	2,304,092
Leggett & Platt, Inc.	44,520	1,453,133
Lennar Corp., Class A	56,163	2,225,178
Mohawk Industries, Inc. (a)	19,514	2,653,514
Newell Rubbermaid, Inc.	89,296	2,669,950
PulteGroup, Inc.	109,794	2,106,947
Whirlpool Corp.	24,792	3,705,412
Total Household Durables		21,257,683

Household Products – 2.0%
The Clorox Co.	41,517	3,653,911
Colgate-Palmolive Co.	279,202	18,111,834
Kimberly-Clark Corp.	121,348	13,378,617
The Procter & Gamble Co.	866,968	69,877,621
Total Household Products		105,021,983

Independent Power Producers & Energy Traders – 0.1%
The AES Corp.	210,498	3,005,911
NRG Energy, Inc.	103,921	3,304,688
Total Independent Power Producers & Energy Traders		6,310,599

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Industrial Conglomerates – 2.4%
3M Co.	201,332	$27,312,699
Danaher Corp.	192,049	14,403,675
General Electric Co.	3,208,310	83,063,146
Tyco International Ltd.	147,268	6,244,163
Total Industrial Conglomerates		131,023,683

Insurance – 4.2%
ACE Ltd.	107,684	10,667,177
Aflac, Inc.	145,804	9,191,484
The Allstate Corp.	143,025	8,092,354
American International Group, Inc.	468,216	23,415,482
Aon PLC	96,255	8,112,371
Assurant, Inc.	22,961	1,491,546
Berkshire Hathaway, Inc., Class B (a)	575,607	71,933,607
The Chubb Corp.	78,572	7,016,480
Cincinnati Financial Corp.	46,958	2,284,976
Genworth Financial, Inc., Class A (a)	158,276	2,806,233
Hartford Financial Services Group, Inc.	142,662	5,031,689
Lincoln National Corp.	84,280	4,270,468
Loews Corp.	97,814	4,308,707
Marsh & McLennan Cos., Inc.	175,305	8,642,536
MetLife, Inc.	359,221	18,966,869
Principal Financial Group, Inc.	87,836	4,039,578
The Progressive Corp.	175,264	4,244,894
Prudential Financial, Inc.	148,024	12,530,232
Torchmark Corp.	28,360	2,231,932
The Travelers Cos., Inc.	112,700	9,590,770
Unum Group	83,031	2,931,825
XL Group PLC	88,384	2,762,000
Total Insurance		224,563,210

Internet & Catalog Retail – 1.3%
Amazon.com, Inc. (a)	118,946	40,027,708
Expedia, Inc.	32,729	2,372,852
Netflix, Inc. (a)	19,119	6,730,462
priceline.com, Inc. (a)	16,671	19,869,998
TripAdvisor, Inc. (a)	35,454	3,211,778
Total Internet & Catalog Retail		72,212,798

Internet Software & Services – 3.2%
Akamai Technologies, Inc. (a)	57,083	3,322,802
eBay, Inc. (a)	372,543	20,579,275
Facebook, Inc. (a)	546,221	32,904,353
Google, Inc., Class A (a)	90,261	100,596,787
VeriSign, Inc. (a)	40,240	2,169,338
Yahoo!, Inc. (a)	300,256	10,779,191
Total Internet Software & Services		170,351,746

IT Services – 3.5%
Accenture PLC, Class A	203,658	16,235,616
Alliance Data Systems Corp. (a)	16,995	4,630,288
Automatic Data Processing, Inc.	154,041	11,901,208
Cognizant Technology Solutions Corp., Class A (a)	194,187	9,827,804
Computer Sciences Corp.	46,640	2,836,645
Fidelity National Information Services, Inc.	92,905	4,965,772
Fiserv, Inc. (a)	81,433	4,616,437
International Business Machines Corp.	313,017	60,252,642
Mastercard, Inc., Class A	326,333	24,377,075
Paychex, Inc.	103,629	4,414,595
Teradata Corp. (a)	50,980	2,507,706
Total System Services, Inc.	52,972	1,610,878
Visa, Inc., Class A	162,099	34,990,690
The Western Union Co.	175,416	2,869,806
Total IT Services		186,037,162

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	37,227	2,070,566
Mattel, Inc.	108,779	4,363,125
Total Leisure Equipment & Products		6,433,691

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	106,577	5,959,786
PerkinElmer, Inc.	36,040	1,623,962
Thermo Fisher Scientific, Inc.	125,306	15,066,794
Waters Corp. (a)	27,217	2,950,595
Total Life Sciences Tools & Services		25,601,137

Machinery – 1.7%
Caterpillar, Inc.	203,927	20,264,226
Cummins, Inc.	55,493	8,267,902
Deere & Co.	118,254	10,737,463
Dover Corp.	54,339	4,442,213
Flowserve Corp.	44,039	3,450,015
Illinois Tool Works, Inc.	125,029	10,168,609
Ingersoll-Rand PLC	82,740	4,736,038
Joy Global, Inc.	32,081	1,860,698
PACCAR, Inc.	113,259	7,638,187
Pall Corp.	35,140	3,143,976

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Parker Hannifin Corp.	47,668	$5,706,336
Pentair Ltd., Registered Shares	63,150	5,010,321
Snap-on, Inc.	18,567	2,106,983
Stanley Black & Decker, Inc.	49,730	4,040,065
Xylem, Inc.	58,996	2,148,635
Total Machinery		93,721,667

Media – 3.5%
Cablevision Systems Corp., New York Group, Class A	68,480	1,155,258
CBS Corp., Class B	176,508	10,908,194
Comcast Corp., Class A	833,424	41,687,868
DIRECTV (a)	151,550	11,581,451
Discovery Communications, Inc., Class A (a)	71,157	5,884,684
Gannett Co., Inc.	72,578	2,003,153
Graham Holdings Co., Class B	1,394	981,027
The Interpublic Group of Cos., Inc.	135,469	2,321,939
News Corp., Class A (a)	159,107	2,739,823
Omnicom Group, Inc.	82,534	5,991,968
Scripps Networks Interactive, Inc., Class A	35,057	2,661,177
Time Warner Cable, Inc.	88,742	12,173,628
Time Warner, Inc.	285,486	18,650,800
Twenty-First Century Fox, Inc., Class A	620,694	19,843,587
Viacom, Inc., Class B	127,462	10,832,995
The Walt Disney Co.	520,993	41,715,910
Total Media		191,133,462

Metals & Mining – 0.5%
Alcoa, Inc.	344,423	4,432,724
Allegheny Technologies, Inc.	34,429	1,297,285
Cliffs Natural Resources, Inc. (c)	48,825	998,960
Freeport-McMoRan Copper & Gold, Inc.	331,976	10,978,446
Newmont Mining Corp.	159,128	3,729,960
Nucor Corp.	101,758	5,142,849
United States Steel Corp. (c)	46,268	1,277,460
Total Metals & Mining		27,857,684

Multi-Utilities – 1.2%
Ameren Corp.	77,533	3,194,360
CenterPoint Energy, Inc.	137,039	3,246,454
CMS Energy Corp.	85,214	2,495,066
Consolidated Edison, Inc.	93,618	5,022,606
Dominion Resources, Inc.	185,904	13,197,325
DTE Energy Co.	56,595	4,204,442
Integrys Energy Group, Inc.	25,533	1,523,043
NiSource, Inc.	100,342	3,565,151
PG&E Corp.	146,295	6,319,944
Public Service Enterprise Group, Inc.	161,793	6,170,785
SCANA Corp.	45,091	2,314,070
Sempra Energy	72,657	7,030,291
TECO Energy, Inc.	65,420	1,121,953
Wisconsin Energy Corp. (c)	72,252	3,363,331
Total Multi-Utilities		62,768,821

Multiline Retail – 0.7%
Dollar General Corp. (a)	94,176	5,224,884
Dollar Tree, Inc. (a)	66,501	3,470,022
Family Dollar Stores, Inc.	30,613	1,775,860
Kohl's Corp.	64,327	3,653,774
Macy's, Inc.	117,790	6,983,769
Nordstrom, Inc.	45,719	2,855,152
Target Corp.	202,080	12,227,861
Total Multiline Retail		36,191,322

Office Electronics – 0.1%
Xerox Corp.	356,480	4,028,224
Total Office Electronics		4,028,224

Oil, Gas & Consumable Fuels – 8.1%
Anadarko Petroleum Corp.	161,058	13,651,276
Apache Corp.	126,260	10,473,267
Cabot Oil & Gas Corp.	134,952	4,572,174
Chesapeake Energy Corp.	161,816	4,145,726
Chevron Corp.	610,490	72,593,366
ConocoPhillips	392,026	27,579,029
CONSOL Energy, Inc.	73,225	2,925,339
Denbury Resources, Inc.	114,040	1,870,256
Devon Energy Corp.	122,421	8,193,638
EOG Resources, Inc.	87,321	17,129,761
EQT Corp.	48,229	4,676,766
Exxon Mobil Corp.	1,381,788	134,973,052
Hess Corp.	87,421	7,245,452
Kinder Morgan, Inc.	214,267	6,961,535
Marathon Oil Corp.	222,791	7,913,536
Marathon Petroleum Corp.	94,226	8,201,431
Murphy Oil Corp.	55,116	3,464,592
Newfield Exploration Co. (a)	43,558	1,365,979
Noble Energy, Inc.	115,051	8,173,223
Occidental Petroleum Corp.	254,163	24,219,192
Peabody Energy Corp.	86,618	1,415,338
Phillips 66	187,941	14,482,733
Pioneer Natural Resources Co.	45,688	8,550,052
QEP Resources, Inc.	57,331	1,687,825
Range Resources Corp.	52,316	4,340,658
Southwestern Energy Co. (a)	112,806	5,190,204

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)
	Shares	Value
COMMON STOCKS - continued
Spectra Energy Corp.	214,236	$7,913,878
Tesoro Corp.	42,207	2,135,252
Valero Energy Corp.	170,337	9,044,895
The Williams Cos., Inc.	218,798	8,878,823
Total Oil, Gas & Consumable Fuels		433,968,248

Paper & Forest Products – 0.1%
International Paper Co.	140,385	6,440,864
Total Paper & Forest Products		6,440,864

Personal Products – 0.1%
Avon Products, Inc.	138,620	2,029,397
The Estee Lauder Cos., Inc., Class A	81,696	5,463,828
Total Personal Products		7,493,225

Pharmaceuticals – 6.1%
AbbVie, Inc.	507,903	26,106,214
Actavis PLC (a)	55,692	11,464,198
Allergan, Inc.	95,422	11,841,870
Bristol-Myers Squibb Co.	525,659	27,307,985
Eli Lilly & Co.	315,131	18,548,611
Forest Laboratories, Inc. (a)	76,235	7,034,204
Hospira, Inc. (a)	53,179	2,299,992
Johnson & Johnson	904,542	88,853,161
Merck & Co., Inc.	940,251	53,378,049
Mylan, Inc. (a)	118,986	5,810,086
Perrigo Co. PLC	42,755	6,612,488
Pfizer, Inc.	2,041,100	65,560,132
Zoetis, Inc.	159,812	4,624,959
Total Pharmaceuticals		329,441,949

Professional Services – 0.2%
The Dun & Bradstreet Corp.	12,056	1,197,764
Equifax, Inc.	38,995	2,652,830
Nielsen Holdings NV	90,812	4,052,939
Robert Half International, Inc.	44,019	1,846,597
Total Professional Services		9,750,130

Real Estate Investment Trusts (REITs) – 1.9%
American Tower Corp.	126,284	10,338,871
Apartment Investment & Management Co., Class A	46,694	1,411,093
AvalonBay Communities, Inc.	38,883	5,106,116
Boston Properties, Inc.	48,906	5,601,204
Equity Residential	107,340	6,224,647
General Growth Properties, Inc.	166,869	3,671,118
HCP, Inc.	146,127	5,668,266
Health Care REIT, Inc. (c)	92,684	5,523,966
Host Hotels & Resorts, Inc.	241,870	4,895,449
Kimco Realty Corp.	130,932	2,864,792
The Macerich Co.	44,908	2,799,116
Plum Creek Timber Co., Inc. (c)	56,577	2,378,497
Prologis, Inc.	159,704	6,520,714
Public Storage	46,219	7,787,439
Simon Property Group, Inc.	100,474	16,477,736
Ventas, Inc.	94,064	5,697,457
Vornado Realty Trust	55,672	5,487,032
Weyerhaeuser Co.	186,846	5,483,930
Total Real Estate Investment Trusts (REITs)		103,937,443

Real Estate Management & Development – 0.0%
CBRE Group, Inc., Class A (a)	89,089	2,443,711
Total Real Estate Management & Development		2,443,711

Road & Rail – 1.0%
CSX Corp.	322,305	9,337,176
Kansas City Southern	35,232	3,595,778
Norfolk Southern Corp.	99,013	9,621,093
Ryder System, Inc.	17,049	1,362,556
Union Pacific Corp.	145,527	27,309,597
Total Road & Rail		51,226,200

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Semiconductors & Semiconductor Equipment – 2.1%
Altera Corp.	101,638	$3,683,361
Analog Devices, Inc.	99,893	5,308,314
Applied Materials, Inc.	387,142	7,905,440
Broadcom Corp., Class A	176,423	5,553,796
First Solar, Inc. (a)(c)	22,562	1,574,602
Intel Corp.	1,589,754	41,031,551
KLA-Tencor Corp.	53,234	3,680,599
Lam Research Corp. (a)	51,863	2,852,465
Linear Technology Corp.	75,394	3,670,934
LSI Corp.	178,343	1,974,257
Microchip Technology, Inc.	63,631	3,039,016
Micron Technology, Inc. (a)	339,138	8,024,005
NVIDIA Corp.	177,407	3,177,359
Texas Instruments, Inc.	346,761	16,349,781
Xilinx, Inc.	85,356	4,632,270
Total Semiconductors & Semiconductor Equipment		112,457,750

Software – 3.6%
Adobe Systems, Inc. (a)	148,498	9,762,258
Autodesk, Inc. (a)	72,604	3,570,665
CA, Inc.	103,194	3,195,918
Citrix Systems, Inc. (a)	58,812	3,377,573
Electronic Arts, Inc. (a)	98,925	2,869,814
Intuit, Inc.	90,634	7,044,981
Microsoft Corp.	2,415,431	99,008,517
Oracle Corp.	1,107,413	45,304,266
Red Hat, Inc. (a)	60,571	3,209,052
Salesforce.com, Inc. (a)	179,442	10,244,344
Symantec Corp.	221,296	4,419,281
Total Software		192,006,669

Specialty Retail – 2.1%
AutoNation, Inc. (a)	20,243	1,077,535
AutoZone, Inc. (a)	10,785	5,792,623
Bed Bath & Beyond, Inc. (a)	68,135	4,687,688
Best Buy Co., Inc.	87,324	2,306,227
CarMax, Inc. (a)(c)	71,334	3,338,431
GameStop Corp., Class A	37,095	1,524,605
The Gap, Inc.	84,652	3,391,159
The Home Depot, Inc.	450,266	35,629,549
L Brands, Inc.	77,933	4,424,256
Lowe's Cos., Inc.	334,370	16,350,693
O'Reilly Automotive, Inc. (a)	34,034	5,050,305
PetSmart, Inc.	33,137	2,282,808
Ross Stores, Inc.	68,768	4,920,350
Staples, Inc.	208,372	2,362,938
Tiffany & Co.	35,190	3,031,619
TJX Cos., Inc.	227,377	13,790,415
Tractor Supply Co.	44,597	3,149,886
Urban Outfitters, Inc. (a)	34,763	1,267,807
Total Specialty Retail		114,378,894

Textiles, Apparel & Luxury Goods – 0.8%
Coach, Inc.	88,827	4,411,149
Fossil Group, Inc. (a)	15,399	1,795,677
Michael Kors Holdings Ltd. (a)	57,349	5,348,941
NIKE, Inc., Class B	237,881	17,569,891
PVH Corp.	26,082	3,254,251
Ralph Lauren Corp.	18,927	3,045,922
VF Corp.	112,621	6,968,988
Total Textiles, Apparel & Luxury Goods		42,394,819

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	151,578	1,490,012
People's United Financial, Inc.	99,436	1,478,613
Total Thrifts & Mortgage Finance		2,968,625

Tobacco – 1.4%
Altria Group, Inc.	637,174	23,849,423
Lorillard, Inc.	115,884	6,267,007
Philip Morris International, Inc.	506,922	41,501,704
Reynolds American, Inc.	99,646	5,323,089
Total Tobacco		76,941,223

Trading Companies & Distributors – 0.2%
Fastenal Co.	87,263	4,303,811
W.W. Grainger, Inc.	19,593	4,950,367
Total Trading Companies & Distributors		9,254,178

Wireless Telecommunication Services – 0.1%
Crown Castle International Corp.	106,792	7,879,114
Total Wireless Telecommunication Services		7,879,114
Total Long-Term Investments (Cost - $3,120,417,856)		5,339,882,022

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2014
(Unaudited)

	Shares	Value
SHORT-TERM SECURITIES (0.9% of net assets)
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.13% (b)(d)(e)	42,700,503	$42,700,503
Prime, SL Agency Shares, 0.10% (b)(d)(e)	7,580,553	7,580,553
Total Short-Term Securities (Cost $50,281,056)		50,281,056
TOTAL INVESTMENTS (Cost $3,170,698,912*) - 100.0%		5,390,163,078
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(1,272,126)
NET ASSETS - 100%		$5,388,890,952
*As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$2,816,584,137
Gross unrealized appreciation	2,667,366,255
Gross unrealized depreciation	(93,787,314)
Net unrealized appreciation	$2,573,578,941

(a) Non-income producing security.
(b) Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at	Shares	Shares		Shares Held at	Value at		Realized
Affiliate	December 31, 2013	Purchased	Sold		March 31, 2014	March 31, 2014	Income	Gain
BlackRock Inc.	40,465	-	(281)		40,184	$12,637,064	$78,097	$16,569
BlackRock Cash Funds: Institutional, SL Agency Shares	92,138,359	-	(49,437,856	) 1	42,700,503	$42,700,503	$13,448	$-
BlackRock Cash Funds: Prime, SL Agency Shares	11,657,294	-	(4,076,741	) 1	7,580,553	$7,580,553	$26,613	$-
The PNC Financial Services Group, Inc.	169,461	1,286	-		170,747	$14,854,989	$74,563	$-

1 Represents net shares sold.

(c) Security, or a portion of security, is on loan.
(d) All or a portion of security was purchased with the cash collateral from loaned securities.
(e) Represents the current yield as of report date.

• For Master Portfolio compliance purposes, the Masters Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

• Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts					Notional	Unrealized
Purchased	Issue	Exchange	Expiration		Value	Appreciation
526	S&P 500 E-Mini Index	Chicago Mercantile	June 2014	USD	$49,038,980	$132,534

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

● Level 1 —	unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access
● Level 2 —
other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

● Level 3 —
unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio's policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio's most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks1	$5,339,882,022	-	-	$5,339,882,022
Short-Term Securities:
Money Market Funds	50,281,056	-	-	50,281,056
Total	$5,390,163,078	$-	$-	$5,390,163,078

1 See above Schedule of Investments for values in each industry.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2014

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments2
Assets:
Equity contracts	$132,534	$-	$-	$132,534
Total	$132,534	$-	$-	$132,534

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Master Portfolio's assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,282,000	-	-	$2,282,000
Liabilities:
Bank overdraft	-	$(96,321)	-	(96,321.00)
Collateral on securities loaned at value	-	(7,901,735)	-	(7,901,735.00)
Total	$2,282,000	$(7,998,056)	$-	$(5,716,056)

There were no transfers between levels during the period ended March 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)
Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	May 27, 2014

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	May 27, 2014